UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number	811-21720

Northern Lights Fund Trust
(Exact name of registrant as specified in charter)

225 Pictoria Drive, Suite 450, Cincinnati, Ohio	45246
(Address of principal executive offices)	(Zip code)

The Corporation Trust Company
1209 Orange Street Wilmington, DE 19801
(Name and address of agent for service)

Registrant’s telephone number, including area code:	631-490-4300

Date of fiscal year end:	9/30

Date of reporting period:	3/31/25

Item 1. Reports to Stockholders.

(a)	Tailored Shareholder Report

Deer Park Total Return Credit Fund

Class A Shares (DPFAX)

Semi-Annual Shareholder Report - March 31, 2025

Fund Overview

This semi-annual shareholder report contains important information about Deer Park Total Return Credit Fund for the period of October 1, 2024 to March 31, 2025. You can find additional information about the Fund at www.deerparkfund.com. You can also request this information by contacting us at 1-888-868-9501.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A Shares	$84	1.68%Footnote Reference*

* Annualized

Fund Statistics

Net Assets	$121,693,013
Number of Portfolio Holdings	330
Advisory Fee (net of waivers)	$394,362
Portfolio Turnover	0%

Asset Weighting (% of total investments)

Value	Value
Non-Agency Asset Backed Securities	94.7%
Money Market Funds	2.7%
Agency Asset Backed Securities	2.6%

What did the Fund invest in?

Sector Weighting (% of net assets)

ABS
47.6%
CMO
28.9%
CMBS
21.0%
Money Market Funds
2.7%
Liabilities in Excess of Other Assets
-0.2%

Value	Value
Liabilities in Excess of Other Assets	-0.2%
Money Market Funds	2.7%
CMBS	21.0%
CMO	28.9%
ABS	47.6%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Starwood Retail Property Trust 2014-STAR, Series 2014-STAR, Class A, 7.5000%, 11/15/27	2.7%
Home Equity Loan Trust, Series 2007-FRE1, Class M1, 4.9350%, 04/25/37	2.6%
Wells Fargo Commercial Mortgage Trust 2013-LC12, Series 2013-LC12, Class D, 3.8220%, 07/15/46	2.4%
Carrington Mortgage Loan Trust Series 2005-FRE1, Series 2005-FRE1, Class M4, 5.3650%, 12/25/35	2.3%
Saxon Asset Securities Trust 2007-4, Series 2007-4, Class M1, 7.4350%, 12/25/37	2.3%
JPMBB Commercial Mortgage Securities Trust 2016-C1, Series 2016-C1, Class E, 4.7000%, 03/15/49	2.1%
Bear Stearns Mortgage Funding Trust 2006-AR5, Series 2006-AR5, Class 1A2, 4.6450%, 12/25/46	2.0%
Citigroup Mortgage Loan Trust, Inc., Series 2005-HE4, Class M5, 5.4100%, 10/25/35	2.0%
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2016-C30, Class E, 3.0000%, 09/15/49	1.9%
Countrywide Asset-Backed Certificates, Series 2006-BC1, Class M4, 5.4100%, 04/25/36	1.8%

Material Fund Changes

No material changes occurred during the period ended March 31, 2025.

Deer Park Total Return Credit Fund

Semi-Annual Shareholder Report - March 31, 2025

Where can I find additional information about the Fund?

Additional information is available on the Fund's website ( www.deerparkfund.com ), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-SAR 033125-DPFAX

Deer Park Total Return Credit Fund

Class C Shares (DPFCX)

Semi-Annual Shareholder Report - March 31, 2025

Fund Overview

This semi-annual shareholder report contains important information about Deer Park Total Return Credit Fund for the period of October 1, 2024 to March 31, 2025. You can find additional information about the Fund at www.deerparkfund.com. You can also request this information by contacting us at 1-888-868-9501.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C Shares	$121	2.43%Footnote Reference*

* Annualized

Fund Statistics

Net Assets	$121,693,013
Number of Portfolio Holdings	330
Advisory Fee (net of waivers)	$394,362
Portfolio Turnover	0%

Asset Weighting (% of total investments)

Value	Value
Non-Agency Asset Backed Securities	94.7%
Money Market Funds	2.7%
Agency Asset Backed Securities	2.6%

What did the Fund invest in?

Sector Weighting (% of net assets)

Value	Value
Liabilities in Excess of Other Assets	-0.2%
Money Market Funds	2.7%
CMBS	21.0%
CMO	28.9%
ABS	47.6%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Starwood Retail Property Trust 2014-STAR, Series 2014-STAR, Class A, 7.5000%, 11/15/27	2.7%
Home Equity Loan Trust, Series 2007-FRE1, Class M1, 4.9350%, 04/25/37	2.6%
Wells Fargo Commercial Mortgage Trust 2013-LC12, Series 2013-LC12, Class D, 3.8220%, 07/15/46	2.4%
Carrington Mortgage Loan Trust Series 2005-FRE1, Series 2005-FRE1, Class M4, 5.3650%, 12/25/35	2.3%
Saxon Asset Securities Trust 2007-4, Series 2007-4, Class M1, 7.4350%, 12/25/37	2.3%
JPMBB Commercial Mortgage Securities Trust 2016-C1, Series 2016-C1, Class E, 4.7000%, 03/15/49	2.1%
Bear Stearns Mortgage Funding Trust 2006-AR5, Series 2006-AR5, Class 1A2, 4.6450%, 12/25/46	2.0%
Citigroup Mortgage Loan Trust, Inc., Series 2005-HE4, Class M5, 5.4100%, 10/25/35	2.0%
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2016-C30, Class E, 3.0000%, 09/15/49	1.9%
Countrywide Asset-Backed Certificates, Series 2006-BC1, Class M4, 5.4100%, 04/25/36	1.8%

Material Fund Changes

No material changes occurred during the period ended March 31, 2025.

Deer Park Total Return Credit Fund

Semi-Annual Shareholder Report - March 31, 2025

Where can I find additional information about the Fund?

Additional information is available on the Fund's website ( www.deerparkfund.com ), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-SAR 033125-DPFCX

Deer Park Total Return Credit Fund

Class I Shares (DPFNX)

Semi-Annual Shareholder Report - March 31, 2025

Fund Overview

This semi-annual shareholder report contains important information about Deer Park Total Return Credit Fund for the period of October 1, 2024 to March 31, 2025. You can find additional information about the Fund at www.deerparkfund.com. You can also request this information by contacting us at 1-888-868-9501.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I Shares	$71	1.43%Footnote Reference*

* Annualized

Fund Statistics

Net Assets	$121,693,013
Number of Portfolio Holdings	330
Advisory Fee (net of waivers)	$394,362
Portfolio Turnover	0%

Asset Weighting (% of total investments)

Value	Value
Non-Agency Asset Backed Securities	94.7%
Money Market Funds	2.7%
Agency Asset Backed Securities	2.6%

What did the Fund invest in?

Sector Weighting (% of net assets)

Value	Value
Liabilities in Excess of Other Assets	-0.2%
Money Market Funds	2.7%
CMBS	21.0%
CMO	28.9%
ABS	47.6%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Starwood Retail Property Trust 2014-STAR, Series 2014-STAR, Class A, 7.5000%, 11/15/27	2.7%
Home Equity Loan Trust, Series 2007-FRE1, Class M1, 4.9350%, 04/25/37	2.6%
Wells Fargo Commercial Mortgage Trust 2013-LC12, Series 2013-LC12, Class D, 3.8220%, 07/15/46	2.4%
Carrington Mortgage Loan Trust Series 2005-FRE1, Series 2005-FRE1, Class M4, 5.3650%, 12/25/35	2.3%
Saxon Asset Securities Trust 2007-4, Series 2007-4, Class M1, 7.4350%, 12/25/37	2.3%
JPMBB Commercial Mortgage Securities Trust 2016-C1, Series 2016-C1, Class E, 4.7000%, 03/15/49	2.1%
Bear Stearns Mortgage Funding Trust 2006-AR5, Series 2006-AR5, Class 1A2, 4.6450%, 12/25/46	2.0%
Citigroup Mortgage Loan Trust, Inc., Series 2005-HE4, Class M5, 5.4100%, 10/25/35	2.0%
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2016-C30, Class E, 3.0000%, 09/15/49	1.9%
Countrywide Asset-Backed Certificates, Series 2006-BC1, Class M4, 5.4100%, 04/25/36	1.8%

Material Fund Changes

No material changes occurred during the period ended March 31, 2025.

Deer Park Total Return Credit Fund

Semi-Annual Shareholder Report - March 31, 2025

Where can I find additional information about the Fund?

Additional information is available on the Fund's website ( www.deerparkfund.com ), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-SAR 033125-DPFNX

(b)	Not applicable

Item 2. Code of Ethics. Not applicable.

Item 3. Audit Committee Financial Expert. Not applicable.

Item 4. Principal Accountant Fees and Services. Not applicable.

Item 5. Audit Committee of Listed Companies. Not applicable to open-end investment companies.

Item 6. Schedule of Investments. The Registrant’s schedule of investments in unaffiliated issuers is included in the Financial Statements under Item 7 of this form.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

(a)

Deer Park Total Return Credit Fund Class A Shares: DPFAX Class C Shares: DPFCX Class I Shares: DPFNX

Semi-Annual Financial Statements
and Additional Information

March 31, 2025

www.deerparkfund.com
1-888-868-9501

DEER PARK TOTAL RETURN CREDIT FUND
SCHEDULE OF INVESTMENTS (Unaudited)
March 31, 2025

Principal			Coupon
Amount ($)		Spread	Rate (%)	Maturity	Fair Value
	AGENCY ASSET BACKED SECURITIES — 2.6%
	AGENCY CMBS — 0.1%
2,632,068	Government National Mortgage Association Series 2007-15 IO(a),(b)		1.5980	03/16/47	$13,239
4,044,530	Government National Mortgage Association Series 2015-6 IO(a),(b)		0.4560	02/16/51	56,766
414,456	Government National Mortgage Association Series 2012-72 IO(a),(b)		0.4830	11/16/52	1,686
247,301	Government National Mortgage Association Series 2015-122 IO(a),(b) (i)		0.5840	05/16/57	25
					71,716
	COLLATERALIZED MORTGAGE OBLIGATIONS — 2.5%
908,312	Fannie Mae REMICS Series 2012-90 SA(a),(c)	SOFR30A + 5.936%	1.5960	08/25/42	90,847
3,660,194	Fannie Mae REMICS Series 2012-144 SH(a),(c)	SOFR30A + 5.986%	1.6460	01/25/43	478,192
3,384,431	Fannie Mae REMICS Series 2017-16 CS(a),(c)	SOFR30A + 5.936%	1.5960	03/25/47	434,704
2,138,091	Fannie Mae REMICS Series 2017-14 DS(a),(c)	SOFR30A + 5.936%	1.5960	03/25/47	253,236
2,214,894	Fannie Mae REMICS Series 2017-68 SN(a),(c)	SOFR30A + 6.036%	1.6960	09/25/47	273,000
1,632,620	Fannie Mae REMICS Series 2018-64 SE(a),(c)	SOFR30A + 6.086%	1.7460	09/25/48	202,501
524,810	Freddie Mac REMICS Series 4238 NS(a),(c)	SOFR30A + 6.586%	2.2370	02/15/42	57,477
2,969,959	Freddie Mac REMICS Series 4416 DS(a),(c)	SOFR30A + 5.986%	1.6370	12/15/44	344,048
174,142	Freddie Mac REMICS Series 4583 ST(a),(c)	SOFR30A + 5.886%	1.5370	05/15/46	19,206
1,484,683	Freddie Mac REMICS Series 4685 SA(a),(c)	SOFR30A + 5.986%	1.6370	05/15/47	195,912
3,295,299	Freddie Mac REMICS Series 4718 SC(a),(c)	SOFR30A + 6.036%	1.6870	09/15/47	442,508
1,080,770	Freddie Mac REMICS Series 4796 AS(a),(c)	SOFR30A + 6.086%	1.7370	05/15/48	150,379
8,649,350	Government National Mortgage Association Series 2019-111 SK(a),(c)	TSFR1M + 3.316%	0.0001	09/20/49	132,343
					3,074,353

	TOTAL AGENCY ASSET BACKED SECURITIES (Cost $14,881,400)				3,146,069

	NON-AGENCY ASSET BACKED SECURITIES — 94.9%
	COLLATERALIZED MORTGAGE OBLIGATIONS — 26.6%
32,929	Adjustable Rate Mortgage Trust 2005-4 Series 2005-4 3A1(b)		7.1020	08/25/35	32,636
1,493,702	Adjustable Rate Mortgage Trust 2007-1 Series 2007-1 5A1(c)	TSFR1M + 0.414%	4.7350	03/25/37	1,780,690
138,279	Alternative Loan Trust 2003-4CB Series 2003-4CB B1(b)		6.0620	04/25/33	83,067
85,961	Alternative Loan Trust 2003-J2 Series 2003-J2 B1		6.0000	10/25/33	78,574
333,534	Alternative Loan Trust 2005-22T1 Series 2005-22T1 A2(a),(c)	TSFR1M + 4.956%	0.6350	06/25/35	21,096
1,565,068	Alternative Loan Trust 2006-32CB Series 2006-32CB A8(a),(c)	TSFR1M + 5.156%	0.8350	11/25/36	139,784
113,819	Alternative Loan Trust 2006-HY10 Series 2006-HY10 2A1(b)		5.3210	05/25/36	108,204
294,588	Alternative Loan Trust 2006-J3 Series 2006-J3 2A1		4.7500	12/29/25	265,863
131,217	Alternative Loan Trust 2006-J5 Series 2006-J5 1A4		6.5000	09/25/36	66,056
20,403,077	Alternative Loan Trust 2006-OA10 Series 2006-OA10 XBI(a),(d) (i)		0.0001	08/25/46	15,733

See accompanying notes to financial statements.

DEER PARK TOTAL RETURN CREDIT FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2025

Principal			Coupon
Amount ($)		Spread	Rate (%)	Maturity	Fair Value
	NON-AGENCY ASSET BACKED SECURITIES — 94.9% (Continued)
	COLLATERALIZED MORTGAGE OBLIGATIONS — 26.6% (Continued)
4,626,516	Alternative Loan Trust 2006-OA10 Series 2006-OA10 XAD(a),(d) (i)		0.0001	08/25/46	$1,838
11,157,659	Alternative Loan Trust 2006-OA14 Series 2006-OA14 X2(a),(b)		0.0001	11/25/46	112
4,951,070	Alternative Loan Trust 2006-OA17 Series 2006-OA17 2X(a),(b)		1.0600	12/20/46	440,578
33,181,206	Alternative Loan Trust 2006-OA2 Series 2006-OA2 X1P(a),(b)		0.1240	05/20/46	246,799
27,900,000	Alternative Loan Trust 2006-OC6 Series 2006-OC6 2A2A(c) (i)	TSFR1M + 0.434%	0.0001	07/25/36	111,881
138,664	Alternative Loan Trust Resecuritization 2006-22R Series 2006-22R 2A2		6.2500	05/25/36	74,455
166,496	American Home Mortgage Assets Trust 2006-2 Series 2006-2 1A1(c)	12MTA + 0.960%	5.5950	09/25/46	152,429
125,187	American Home Mortgage Assets Trust 2007-5 Series 2007-5 A1(c)	TSFR1M + 0.494%	4.8150	06/25/47	115,972
144,826	Banc of America Alternative Loan Trust 2006-8 Series 2006-8 1A5(a),(c)	TSFR1M + 772.262%	6.0000	11/25/36	31,413
311,705	Banc of America Alternative Loan Trust 2006-8 Series 2006-8 XIO(a)		6.0000	11/25/46	62,683
2,287,928	Bank of America Funding 2005-C Trust Series 2005-C M2(c)	TSFR1M + 0.764%	5.0840	05/20/35	1,628,331
45,197	Banc of America Funding 2005-F Trust Series 2005-F 1A1(c)	TSFR1M + 0.734%	5.0540	09/20/35	34,114
441,786	Banc of America Mortgage 2007-1 Trust Series 2007-1 2IO(a)		6.0000	01/25/37	81,485
564,443	BCAP, LLC 2008-RR3 Trust Series 2008-RR3 A1B(b),(e)		6.6970	10/25/36	167,531
201,381	Bear Stearns ALT-A Trust 2003-6 Series 2003-6 B1(b)		5.5260	01/25/34	121,952
211,520	Bear Stearns ALT-A Trust 2005-7 Series 2005-7 25A1(b)		5.7070	09/25/35	71,408
111,287	Bear Stearns ARM Trust 2004-6 Series 2004-6 2A2(b)		4.2100	09/25/34	99,978
34,055	Bear Stearns ARM Trust 2004-7 Series 2004-7 1A1(b) (i)		0.0001	10/25/34	32,537
66,254	Bear Stearns ARM Trust 2007-4 Series 2007-4 22A1(b)		4.4290	06/25/47	58,219
26,953	Bear Stearns Asset Backed Securities I Trust Series 2004-AC5 A2(c)	TSFR1M + 0.514%	4.8350	10/25/34	23,853
183,071	Bear Stearns Asset Backed Securities Trust Series 2003-AC4 M1(d)		5.6580	09/25/33	160,097
24,915	Bear Stearns Asset Backed Securities Trust Series 2003-AC5 B(c)	TSFR1M + 4.989%	9.3100	10/25/33	40,318
30,854	Bear Stearns Asset Backed Securities Trust Series 2003-AC6 M2(c)	TSFR1M + 2.764%	7.0850	11/25/33	21,537
1,446,975	Bear Stearns Mortgage Funding Trust 2006-AR1 Series 2006-AR1 2A2(c)	TSFR1M + 0.634%	4.9550	08/25/36	1,429,595
2,344,764	Bear Stearns Mortgage Funding Trust 2006-AR5 Series 2006-AR5 1A2(c)	TSFR1M + 0.324%	4.6450	12/25/46	2,482,129
2,246,129	Bear Stearns Mortgage Funding Trust 2007-AR1 Series 2007-AR1 1A2(c)	TSFR1M + 0.324%	4.6450	01/25/37	2,204,189
1,722,578	Bear Stearns Mortgage Funding Trust 2007-AR3 Series 2007-AR3 1A2(c)	TSFR1M + 0.294%	4.6150	03/25/37	1,706,688
1,497,802	Bear Stearns Mortgage Funding Trust 2007-AR3 Series 2007-AR3 21A2(c)	TSFR1M + 0.494%	4.8150	04/25/37	1,495,229
17,641	Bear Stearns Mortgage Funding Trust 2007-SL1 Series 2007-SL1 1A(c)	TSFR1M + 0.434%	4.7550	03/25/37	20,196
19,953	Chase Mortgage Finance Trust Series 2007-A1 Series 2007-A1 5A2(b)		6.6670	02/25/37	18,676
6,501	Chase Mortgage Finance Trust Series 2007-A1 Series 2007-A1 7A1(b)		7.5500	02/25/37	6,550
30,830	Chevy Chase Funding, LLC Mortgage-Backed Series 2004-2A A2(c),(e)	TSFR1M + 0.434%	4.7550	05/25/35	30,176
413,138	Chevy Chase Funding, LLC Mortgage-Backed Series 2007-2A A2(c),(e)	TSFR1M + 0.294%	4.6150	05/25/48	284,004
205,192	CHL Mortgage Pass-Through Trust 2003-58 Series 2003-58 M(b)		6.9320	02/19/34	188,431
24,671	CHL Mortgage Pass-Through Trust 2004-25 Series 2004-25 1A2(c)	TSFR1M + 0.894%	5.2150	02/25/35	20,392

See accompanying notes to financial statements.

DEER PARK TOTAL RETURN CREDIT FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2025

Principal			Coupon
Amount ($)		Spread	Rate (%)	Maturity	Fair Value
	NON-AGENCY ASSET BACKED SECURITIES — 94.9% (Continued)
	COLLATERALIZED MORTGAGE OBLIGATIONS — 26.6% (Continued)
4,470,023	CHL Mortgage Pass-Through Trust 2004-29 Series 2004-29 2X(a),(b)		0.0001	02/25/35	$45
16,034	CHL Mortgage Pass-Through Trust 2005-11 Series 2005-11 4A1(c)	TSFR1M + 0.384%	4.7050	04/25/35	15,191
201,789	CHL Mortgage Pass-Through Trust 2005-11 Series 2005-11 4A2(c)	TSFR1M + 0.434%	4.7550	04/25/35	146,791
211,880	CHL Mortgage Pass-Through Trust 2005-14 Series 2005-14 A3		5.5000	07/25/35	77,542
83,749	CHL Mortgage Pass-Through Trust 2007-HYB2 Series 2007-HYB2 3A1(b)		4.3580	02/25/47	73,126
55,525	Citicorp Mortgage Securities Trust Series 2006-4 Series 2006-4 1A12		6.0000	08/25/36	23,198
32,251	Citicorp Mortgage Securities Trust Series 2007-7 Series 2007-7 APO(f)		0.0001	08/25/37	21,879
19,272	Citigroup Mortgage Loan Trust 2004-HYB2 Series 2004-HYB2 1A(b)		6.9980	03/25/34	18,547
99,048	Citigroup Mortgage Loan Trust 2005-3 Series 2005-3 2A2B(b)		6.2100	08/25/35	88,858
44,431	Citigroup Mortgage Loan Trust 2006-AR1 Series 2006-AR1 2A1(c)	H15T1Y + 2.400%	6.3000	03/25/36	44,593
33,503	Citigroup Mortgage Loan Trust 2007-AR8 Series 2007-AR8 2A1A(b)		5.2860	07/25/37	29,843
15,796	Citigroup Mortgage Loan Trust, Inc. Series 2004-HYB1 A31(b)		6.7430	02/25/34	15,877
54,038	CitiMortgage Alternative Loan Trust Series 2007-A1 Series 2007-A1 1A1		6.0000	01/25/37	48,198
2,575,561	CitiMortgage Alternative Loan Trust Series 2007-A6 Series 2007-A6 1A2(a),(c)	TSFR1M + 5.286%	0.9650	06/25/37	172,611
28,445	Countrywide Asset-Backed Certificates Series 2005-IM3 A3(c)	TSFR1M + 0.614%	4.9350	03/25/36	29,327
76,578	Credit Suisse First Boston Mortgage Securities Series 2003-AR9 CB1(b)		6.2900	03/25/33	73,948
667,594	Credit Suisse First Boston Mortgage Securities Series 2004-AR7 CB1(c)	TSFR1M + 1.264%	5.5850	11/25/34	616,558
427,315	CSFB Mortgage-Backed Trust Series 2004-7 Series 2004-7 DB1(b)		5.9890	11/25/34	277,239
47,467	Deutsche Alt-A Securities Inc Mortgage Loan Trust Series 2005-5 1A3(b)		5.5000	11/25/35	80,915
1,000,152	Deutsche Alt-A Securities Mortgage Loan Trust Series 2007-OA5 A3(c)	TSFR1M + 0.914%	5.2350	08/25/47	754,512
9,463	DSLA Mortgage Loan Trust 2004-AR3 Series 2004-AR3 B2(c)	TSFR1M + 1.764%	6.0810	08/25/35	8,419
176,336	DSLA Mortgage Loan Trust 2004-AR3 Series 2004-AR3 B3(c)	TSFR1M + 1.989%	6.3060	07/19/44	99,273
27	DSLA Mortgage Loan Trust 2005-AR1 Series 2005-AR1 2A2(c) (i) (j)	TSFR1M + 0.774%	5.0910	02/19/45	—	(h)
103,332	Fannie Mae REMIC Trust 2003-W1 Series 2003-W1 M(b)		2.4220	12/25/42	88,197
644,823	Global Mortgage Securitization Ltd. Series 2005-A B1(e)		5.2500	04/25/32	588,927
26,332,087	GreenPoint Mortgage Funding Trust Series 2006-AR8(c) (i)	TSFR1M + 0.534%	0.0001	01/25/47	176,872
816,424	GSMPS Mortgage Loan Trust 2003-3 Series 2003-3 B1(b),(e)		6.9770	06/25/43	8
155,788	GSR Mortgage Loan Trust 2003-2F Series 2003-2F 2A5		4.7500	03/25/32	158,988
10,144	GSR Mortgage Loan Trust 2004-7 Series 2004-7 1A2(b)		5.0580	06/25/34	9,901
1,775,645	GSR Mortgage Loan Trust 2006-4F Series 2006-4F 4A1(c)	TSFR1M + 0.464%	4.7850	05/25/36	256,997
1,040,430	GSR Mortgage Loan Trust 2006-9F Series 2006-9F 6A1(c)	TSFR1M + 0.464%	4.7850	10/25/36	73,863
14,373	GSR Mortgage Loan Trust 2006-AR2 Series 2006-AR2 1B2(c)	TSFR1M + 0.894%	5.2150	12/25/35	3,559
91,678	GSR Mortgage Loan Trust 2006-AR2 Series 2006-AR2 2A1(b)		4.6970	04/25/36	59,904
13,038,400	HarborView Mortgage Loan Trust 2005-8 Series 2005-8 1X(a),(b)		0.0001	09/19/35	130
10,047,940	HarborView Mortgage Loan Trust 2006-1 Series 2006-1 X1(a),(b)		0.0001	03/19/36	100

See accompanying notes to financial statements.

DEER PARK TOTAL RETURN CREDIT FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2025

Principal			Coupon
Amount ($)		Spread	Rate (%)	Maturity	Fair Value
	NON-AGENCY ASSET BACKED SECURITIES — 94.9% (Continued)
	COLLATERALIZED MORTGAGE OBLIGATIONS — 26.6% (Continued)
261,514	HomeBanc Mortgage Trust 2005-1 Series 2005-1 B1(c)	TSFR1M + 1.989%	2.1580	03/25/35	$172,963
12,707	Impac CMB Trust Series 2004-4 Series 2004-4 1M6(c)	TSFR1M + 2.364%	6.6850	09/25/34	12,615
431	Impac CMB Trust Series 2005-2 Series 2005-2 2M2(c)	TSFR1M + 1.239%	5.5600	04/25/35	417
21,693	Impac CMB Trust Series 2005-2 Series 2005-2 2B(c)	TSFR1M + 2.589%	6.9100	04/25/35	21,753
260,182	Impac Secured Assets CMN Owner Trust Series 2002-2 M1		6.5000	04/25/33	129,597
730,621	Impac Secured Assets CMN Owner Trust Series 2004-1 M2(d)		5.4420	03/25/34	387,145
68,314	IndyMac INDA Mortgage Loan Trust 2006-AR3 Series 2006-AR3 1A1(b)		4.3690	12/25/36	53,677
896,570	IndyMac INDX Mortgage Loan Trust 2004-AR9 Series 2004-AR9 5M2(c)	TSFR1M + 1.914%	6.2350	11/25/34	645,244
194,469	IndyMac INDX Mortgage Loan Trust 2005-AR2 Series 2005-AR2 2A1B(c)	TSFR1M + 0.894%	5.2150	02/25/35	142,336
147,170	IndyMac INDX Mortgage Loan Trust 2005-AR4 Series 2005-AR4 2A1A(c)	TSFR1M + 0.674%	4.9950	03/25/35	146,565
35,079	IndyMac INDX Mortgage Loan Trust 2006-AR5 Series 2006-AR5 2A1(b)		3.6690	05/25/36	33,930
1,178,837	IndyMac INDX Mortgage Loan Trust 2007-FLX3 Series 2007-FLX3 A2(c)	TSFR1M + 0.654%	4.9750	06/25/37	1,292,011
338,956	JP Morgan Alternative Loan Trust Series 2006-A2 5A1(b)		4.4000	05/25/36	192,461
957,411	JP Morgan Mortgage Trust 2005-A1 Series 2005-A1 IB2(b)		6.3150	02/25/35	976,598
45,724	JP Morgan Mortgage Trust 2006-A6 Series 2006-A6 3A2(b)		4.4710	10/25/36	25,480
115,827	JP Morgan Mortgage Trust 2006-A7 Series 2006-A7 2A2(b)		4.5570	01/25/37	88,698
129,290	JP Morgan Mortgage Trust 2006-S3 Series 2006-S3 1A12		6.5000	08/25/36	40,522
32,866	Lehman Mortgage Trust 2005-3 Series 2005-3 2A7		6.0000	01/25/36	26,859
3,085,906	Lehman XS Trust Series 2006-18N Series 18N A5A(c) (i)	TSFR1M + 0.454%	0.0001	12/25/36	28,745
106,918	Lehman XS Trust Series 2007-16N Series 2007-16N 2A2(c)	TSFR1M + 1.814%	6.1350	09/25/47	95,775
435,496	MASTR Alternative Loan Trust 2006-2 Series 2006-2 2A3(c)	TSFR1M + 0.464%	4.7850	03/25/36	41,478
283,072	MASTR Alternative Loan Trust 2006-2 Series 2006-2 2A1(c)	TSFR1M + 0.514%	4.8350	03/25/36	27,299
26,993	MASTR Asset Securitization Trust 2004-3 Series 2004-3 4A11		5.5000	03/25/34	296
27,260	Merrill Lynch Mortgage Investors Trust MLMI Series 2003-A1 M2(b)		6.1900	12/25/32	27,291
2,040,366	Merrill Lynch Mortgage Investors Trust Series MLCC Series 2003-G XA2(a),(b)		0.2430	01/25/29	11,341
259,271	Merrill Lynch Mortgage Investors Trust Series MLCC Series 2007-3 M1(b)		4.2310	09/25/37	109,418
16,689	Merrill Lynch Mortgage Investors Trust Series MLMI Series 2004-A1 M1(b)		6.4630	02/25/34	11,145
22,923	MortgageIT Trust 2005-2 Series 2005-2 1M2(c)	TSFR1M + 0.924%	5.2450	05/25/35	22,757
19,034	MortgageIT Trust 2005-2 Series 2005-2 2M2(c)	TSFR1M + 1.764%	6.0870	05/25/35	17,756
121,314	Nomura Asset Acceptance Corp Alternative Loan Series 2004-AR1 5M1(c)	TSFR1M + 1.214%	5.5350	08/25/34	137,423
205,479	Nomura Asset Acceptance Corp Alternative Loan Series 2006-AF1 2A(b)		5.2000	06/25/36	148,931
1,082	RALI Series 2003-QS9 Trust Series 2003-QS9 A2(c) (i)	TSFR1M + 0.564%	4.8850	05/25/30	918
3,095,244	RALI Series 2005-QO1 Trust Series 2005-QO1 A3(c)	TSFR1M + 0.494%	4.8150	08/25/35	1,229,966
150,126	RALI Series 2005-QS7 Trust Series 2005-QS7 CB		5.5000	06/25/35	134,963
28,032,074	RALI Series 2006-QS12 Trust Series 2006-QS12 AV(a),(b) (i)		0.4560	09/25/36	325,242

See accompanying notes to financial statements.

DEER PARK TOTAL RETURN CREDIT FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2025

Principal			Coupon
Amount ($)		Spread	Rate (%)	Maturity	Fair Value
	NON-AGENCY ASSET BACKED SECURITIES — 94.9% (Continued)
	COLLATERALIZED MORTGAGE OBLIGATIONS — 26.6% (Continued)
239,918	RALI Series 2006-QS16 Trust Series 2006-QS16 A10		6.0000	11/25/36	$189,481
118,635	RALI Series 2006-QS7 Trust Series 2006-QS7 A4(c)	TSFR1M + 0.514%	4.8350	06/25/36	85,895
49,048,800	RALI Series 2007-QH5 Trust Series 2007-QH5 AI2(c) (i)	TSFR1M + 0.614%	4.9350	06/25/37	157,030
568,892	RALI Series 2007-QH7 Trust Series 2007-QH7 1A2(c)	TSFR1M + 0.654%	4.9750	08/25/37	547,102
6,258	RAMP Series 2004-SL1 Trust Series 2004-SL1 MI6(c)	TSFR1M + 2.014%	7.2850	10/25/31	6,069
6,275,330	Reperforming Loan REMIC Trust 2005-R1 Series 2005-R1 1AS(a),(b),(e)		1.7330	03/25/35	286,913
7,461,960	Reperforming Loan REMIC Trust 2005-R2 Series 2005-R2 1AS(a),(b),(e)		1.3200	06/25/35	318,975
6,753,105	Reperforming Loan REMIC Trust 2006-R1 Series 2006-R1 AS(a),(b)		1.1910	01/25/36	264,050
12,316,625	Residential Asset Securitization Trust 2005-A11CB Series 2005-A11 1AX(a),(b)		0.3520	10/25/35	137,641
266,416	Residential Asset Securitization Trust 2005-A16 Series 2005-A16 A3		6.0000	02/25/36	120,654
136,500	SACO I, Inc. Series 1999-3 1B1(b),(e) (i)		4.9190	04/25/39	133,040
920,198	Structured Asset Mortgage Investments II Trust Series 2005-AR5 X2(a),(b)		0.5420	07/19/35	23,618
300,000	Structured Asset Mortgage Investments II Trust Series AR7 A10(c) (i)	TSFR1M + 0.514%	0.0001	08/25/36	839
1,025,584	Structured Asset Mortgage Investments II Trust Series AR6 A2(c)	12MTA + 1.730%	6.3650	08/25/47	1,527,982
269,815	Structured Asset Securities Corp Assistance Loan Series 2003-AL1 B1(e)		3.3560	04/25/31	177,962
151,014	Structured Asset Securities Corp Mortgage Series 2003-9A B1II(b)		6.0090	03/25/33	140,742
421,664	Structured Asset Securities Corporation Series 2005-RF4 B1(b),(e)		4.3160	07/25/35	300,808
446,830	SunTrust Alternative Loan Trust 2006-1F Series 2006-1F 1A4		6.0000	04/25/36	157,338
20,530,857	WaMu Mortgage Pass-Through Certificates Series Series 2005-AR15 X(a),(b)		0.0001	11/25/45	13,600
1,053,780	Washington Mutual Mortgage Pass-Through Series 2007-1 1A3(c)	TSFR1M + 0.484%	4.8050	02/25/37	670,311
					32,411,079

	HOME EQUITY — 18.5%
176,034	ABFC 2004-OPT1 Trust Series 2004-OPT1 M6(c)	TSFR1M + 5.364%	9.6850	12/25/32	174,855
170,420	ABFC 2004-OPT3 Trust Series 2004-OPT3 M1(c)	TSFR1M + 0.864%	5.1850	09/25/33	170,149
114,000	Accredited Mortgage Loan Trust 2005-4 Series 2005-4 M3(c)	TSFR1M + 0.574%	4.8950	12/25/35	90,837
338,700	ACE Securities Corp Home Equity Loan Trust Series Series 2003-FM1 M6(c)	TSFR1M + 5.364%	9.6850	11/25/32	292,076
135,542	ACE Securities Corp Home Equity Loan Trust Series Series 2003-NC1 M4(c)	TSFR1M + 5.364%	9.6850	07/25/33	117,569
17,845	ACE Securities Corp Home Equity Loan Trust Series Series 2004-OP1 M2(c)	TSFR1M + 1.689%	6.0100	04/25/34	16,165
80,583	ACE Securities Corp Home Equity Loan Trust Series Series 2004-OP1 M4(c)	TSFR1M + 3.114%	7.4350	04/25/34	69,050
245,351	ACE Securities Corp Home Equity Loan Trust Series Series 2004-OP1 M5(c)	TSFR1M + 3.489%	7.8100	04/25/34	205,751
372,476	Aegis Asset Backed Securities Trust Mortgage Series 2004-1 M3(c)	TSFR1M + 2.444%	6.7650	04/25/34	195,630
162,421	Aegis Asset Backed Securities Trust Mortgage Series 2004-1 B1(c)	TSFR1M + 2.894%	7.2150	04/25/34	2,106
568,321	AFC Home Equity Loan Trust Series 1999-2 1A(c)	TSFR1M + 0.924%	5.2450	06/25/29	454,175
6,850,000	Ameriquest Mortgage Securities Asset-Backed(c) (i) (j)	US0001M + 3.045%	3.1290	05/25/33	381

See accompanying notes to financial statements.

DEER PARK TOTAL RETURN CREDIT FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2025

Principal			Coupon
Amount ($)		Spread	Rate (%)	Maturity	Fair Value
	NON-AGENCY ASSET BACKED SECURITIES — 94.9% (Continued)
	HOME EQUITY — 18.5% (Continued)
274,497	Argent Securities Inc Asset-Backed Pass-Through Series 2006-M2 A2C(c)	TSFR1M + 0.264%	4.5850	09/25/36	$88,347
41,668	Asset Backed Securities Corp Home Equity Loan Series 2004-HE3 M6(c)	TSFR1M + 4.239%	8.5600	06/25/34	52,098
309,245	Asset Backed Securities Corp Home Equity Loan Series 2004-HE9 M2(c)	TSFR1M + 1.914%	6.2350	12/25/34	258,683
791,262	Asset Backed Securities Corp Home Equity Loan Series 2005-HE2 M5(c)	TSFR1M + 1.989%	6.3100	02/25/35	813,623
2,430,000	Bayview Financial Mortgage Pass-Through Trust Series 2005-C B2(c)	TSFR1M + 2.139%	5.7920	06/28/44	2,084,375
328,865	Bear Stearns Asset Backed Securities I Trust Series 2004-FR2 M6(c)	TSFR1M + 2.964%	5.3730	06/25/34	302,934
112,763	Bear Stearns Asset Backed Securities I Trust Series 2004-HE6 M5(c)	TSFR1M + 4.239%	5.7330	08/25/34	114,823
182,516	Bear Stearns Asset Backed Securities I Trust Series 2004-HE7 M6(c)	TSFR1M + 5.739%	10.0600	08/25/34	173,368
912,695	Bear Stearns Asset Backed Securities I Trust Series 2004-FR3 M5(c)	TSFR1M + 2.964%	5.9580	09/25/34	996,420
618,958	Bear Stearns Asset Backed Securities I Trust Series 2004-HE8 M4(c)	TSFR1M + 2.739%	7.0600	09/25/34	713,192
376,533	Bear Stearns Asset Backed Securities I Trust Series 2004-HE9 M4(c)	TSFR1M + 2.739%	5.9380	11/25/34	422,112
188,378	Bear Stearns Asset Backed Securities I Trust Series 2004-HE10 M5(c)	TSFR1M + 2.814%	6.2770	12/25/34	215,080
133,378	Bear Stearns Asset Backed Securities Trust Series 1999-2 MF1(d)		8.2200	10/25/29	184,229
13,654	Bear Stearns Asset Backed Securities Trust Series 1999-2 AF2(d)		8.4100	10/25/29	13,704
86,246	Bear Stearns Asset Backed Securities Trust Series 2003-HE1 M4(c)	TSFR1M + 2.964%	6.1140	01/25/34	83,887
73,148	Bear Stearns Asset Backed Securities Trust Series 2003-HE1 M5(c)	TSFR1M + 3.489%	6.1140	01/25/34	86,607
112,358	Bear Stearns Asset Backed Securities Trust Series 2004-HE1 M6(c)	TSFR1M + 6.114%	6.3730	02/25/34	135,757
514,705	Bear Stearns Asset Backed Securities Trust Series 2004-HE2 M6(c)	TSFR1M + 4.989%	5.7970	03/25/34	473,403
9,927	Bear Stearns Asset Backed Securities Trust Series 2004-HE2 M4(c)	TSFR1M + 2.739%	5.7970	03/25/34	10,745
60,644	Bear Stearns Asset Backed Securities Trust Series 2004-HE5 M2(c)	TSFR1M + 1.989%	6.3100	07/25/34	54,805
51,739	Bear Stearns Asset Backed Securities Trust Series 2004-HE5 M6(c)	TSFR1M + 5.739%	10.0600	07/25/34	45,640
249,014	Centex Home Equity Loan Trust 2001-b Series 2001-B A5(d)		7.3300	07/25/32	179,719
48,684	Centex Home Equity Loan Trust 2003-A Series 2003-A M2(c)	TSFR1M + 1.844%	6.1650	03/25/33	48,137
23,230	Centex Home Equity Loan Trust 2004-D Series 2004-D MV2(c)	TSFR1M + 1.149%	5.4700	09/25/34	22,419
94,724	Citigroup Global Markets Mortgage Securities VII, Series 2002-WMC1 M1(c)	TSFR1M + 1.464%	5.7850	01/25/32	94,962
70,356	Citigroup Mortgage Loan Trust 2007-AMC2 Series 2007-AMC2 A3A(c)	TSFR1M + 0.274%	4.5950	01/25/37	51,058
304,530	Citigroup Mortgage Loan Trust 2007-OPX1 Series 2007-OPX1 A4B(d)		6.3330	01/25/37	96,594
4,607,556	Citigroup Mortgage Loan Trust, Inc. Series 2005-HE4 M5(c)	TSFR1M + 1.089%	5.4100	10/25/35	2,430,552
78,867	Credit Suisse First Boston Mortgage Securities Series 2002-HE16 M2(c)	TSFR1M + 2.114%	6.4350	10/25/32	82,569
102,110	Delta Funding Home Equity Loan Trust 1999-3 Series 1999-3 M1(d)		8.1000	01/15/30	67,134
611,905	EMC Mortgage Loan Trust 2002-A Series 2002-AA M2(c),(e)	TSFR1M + 2.664%	6.9850	05/25/39	593,836
442,082	EquiFirst Mortgage Loan Trust 2004-3 Series 2004-3 M9(c)	TSFR1M + 4.014%	8.3350	12/25/34	425,403
29,825	GE Capital Mortgage Services Inc 1999-HE2 Trust Series 1999-HE2 B1(b)		7.9050	07/25/29	18,858
140,883,114	GMACM Home Equity Loan Trust 2006-HE1 Series 2006-HE1 A(c) (i) (j)	US0001M + 0.315%	0.0010	11/25/36	112,706
49,058	GSAA Home Equity Trust 2006-3 Series 2006-3 A1(c)	TSFR1M + 0.274%	4.5950	03/25/36	16,432

See accompanying notes to financial statements.

DEER PARK TOTAL RETURN CREDIT FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2025

Principal			Coupon
Amount ($)		Spread	Rate (%)	Maturity	Fair Value
	NON-AGENCY ASSET BACKED SECURITIES — 94.9% (Continued)
	HOME EQUITY — 18.5% (Continued)
135,035	Home Equity Asset Trust Series 2003-8 M3(c)	TSFR1M + 2.464%	6.7850	04/25/34	$133,426
171,010	Home Equity Asset Trust 2002-2 Series 2002-2 M2(c)	TSFR1M + 1.964%	6.2850	06/25/32	160,197
215,407	Home Equity Asset Trust 2004-6 Series 2004-6 M5(c)	TSFR1M + 1.764%	6.0850	12/25/34	215,535
105,693	Home Equity Mortgage Loan Asset-Backed Trust Series 2003-A MF1(d)		4.6900	04/25/33	195,719
453,975	IMC Home Equity Loan Trust 1998-1 Series 1998-1 M1(d)		7.5300	06/20/29	451,652
96	IMC Home Equity Loan Trust 1998-5 Series 1998-5 A6(d)		6.5600	03/15/37	96
133,609	Mastr Asset Backed Securities Trust 2004-FRE1 Series 2004-FRE1 M6(c)	TSFR1M + 2.214%	6.5350	07/25/34	116,669
24,381	Mastr Asset Backed Securities Trust 2004-OPT2 Series 2004-OPT2 M4(c)	TSFR1M + 1.614%	5.9350	09/25/34	18,755
662,362	Mastr Asset Backed Securities Trust 2004-OPT2 Series 2004-OPT2 M8(c)	TSFR1M + 2.964%	7.2850	09/25/34	445,017
4,508	Mastr Asset Backed Securities Trust 2005-NC1 Series 2005-NC1 M5(c)	TSFR1M + 1.314%	5.6350	12/25/34	6,307
732,187	Morgan Stanley A.B.S Capital I Inc Trust 2003-NC10 Series 2003-NC10 B2(c)	TSFR1M + 5.739%	10.0600	10/25/33	795,882
364,551	Morgan Stanley A.B.S Capital I Inc Trust 2003-NC8 Series 2003-NC8 B1(c)	TSFR1M + 5.514%	9.8350	09/25/33	364,707
2	New Century Home Equity Loan Trust 2004-1 Series 2004-1 M2(c) (i) (j)	TSFR1M + 2.139%	6.4600	05/25/34	—	(h)
661,714	New Century Home Equity Loan Trust Series 2003-2 Series 2003-2 M2(c)	TSFR1M + 3.114%	7.4350	01/25/33	487,549
174,454	New Century Home Equity Loan Trust Series 2003-3 Series 2003-3 M6(c)	TSFR1M + 5.739%	10.0600	07/25/33	169,511
29,202	New Century Home Equity Loan Trust Series 2003-5 Series 2003-5 M5(d)		4.8520	11/25/33	26,339
1,579,466	New Century Home Equity Loan Trust Series 2003-5 Series 2003-5 B(d),(e)		4.8520	11/25/33	1,330,744
329,739	NovaStar Mortgage Funding Trust Series 2004-3 Series 2004-3 B1(c)	TSFR1M + 2.889%	7.2100	12/25/34	273,975
204,032	Option One Mortgage Loan Trust 2004-1 Series 2004-1 M3(c)	TSFR1M + 2.139%	6.4600	01/25/34	179,233
298,286	Option One Mortgage Loan Trust 2004-1 Series 2004-1 M4(c)	TSFR1M + 2.589%	6.9100	01/25/34	261,047
471,888	Option One Mortgage Loan Trust 2004-2 Series 2004-2 M4(c)	TSFR1M + 2.814%	7.1350	05/25/34	510,113
153,354	Provident Bank Home Equity Loan Trust 1999-3 Series 1999-3 A2(c)	TSFR1M + 0.954%	4.8550	01/25/31	137,937
13,085	RASC Series 2003-KS4 Trust Series 2003-KS4 AIII(c)	TSFR1M + 0.404%	5.0150	06/25/33	13,084
373,886	Renaissance Home Equity Loan Trust 2002-3 Series 2002-3 B(c)	TSFR1M + 5.364%	9.6850	12/25/32	218,929
272,047	Renaissance Home Equity Loan Trust 2003-2 Series 2003-2 M2A(c)	TSFR1M + 3.114%	3.9910	08/25/33	228,441
30,746	Securitized Asset Backed Receivables, LLC Trust Series 2004-NC1 B2(c)	TSFR1M + 3.114%	7.4350	02/25/34	32,712
205,205	Soundview Home Loan Trust 2007-OPT2 Series 2007-OPT2 2A3(c)	TSFR1M + 0.294%	4.6150	07/25/37	183,387
512,042	Specialty Underwriting & Residential Finance Trust Series 2004-BC1 B1(c)	TSFR1M + 2.664%	6.9850	02/25/35	539,405
14,757,000	Structured Asset Securities Corp 2005-S1(c) (i)	US0001M + 1.050%	0.0001	03/25/35	141,087
9,612	Structured Asset Securities Corp Mortgage Pass Series 2001-SB1 A5		3.3750	08/25/31	7,374
17,284	Structured Asset Securities Corp Pass-Through Series 2002-AL1 A2		3.4500	02/25/32	14,982
14,191	Terwin Mortgage Trust 2003-7SL Series 2003-7SL B3(b),(e)		8.0000	12/25/33	13,723
3,000,000	Terwin Mortgage Trust 2006-HF-1 Series 2006-HF1 M1(b),(e) (i)		0.0001	02/25/37	174,817
177,562	Terwin Mortgage Trust Series TMTS 2003-2HE Series 2003-2HE B(b)		6.0000	07/25/34	196,530
13,523	Terwin Mortgage Trust Series TMTS 2003-5SL Series 2003-5SL B3(b),(e)		8.0000	10/25/34	12,233

See accompanying notes to financial statements.

DEER PARK TOTAL RETURN CREDIT FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2025

Principal			Coupon
Amount ($)		Spread	Rate (%)	Maturity	Fair Value
	NON-AGENCY ASSET BACKED SECURITIES — 94.9% (Continued)
	HOME EQUITY — 18.5% (Continued)
1,129,354	UCFC Home Equity Loan Trust 1998-D Series 1998-D MF2(b)		7.7500	04/15/30	$1,067,092
7,656	Wells Fargo Home Equity Asset-Backed Securities Series 2004-2 M6(c)	TSFR1M + 2.934%	7.2550	10/25/34	9,474
24,150	Wells Fargo Home Equity Asset-Backed Securities Series 2005-1 M10(c)	TSFR1M + 3.864%	8.1850	04/25/35	26,564
177,947	Yale Mortgage Loan Trust 2007-1 Series 2007-1 A(c),(e)	TSFR1M + 0.514%	4.8350	06/25/37	55,970
					22,569,169
	MANUFACTURED HOUSING — 0.1%
72,615	Conseco Finance Corporation Series 1997-2 M1(b)		7.5400	06/15/28	74,154

	NON AGENCY CMBS — 20.9%
18,729,314	BANK 2017-BNK6 Series 2017-BNK6 XG(a),(b),(e)		1.5000	07/15/60	548,149
7,358	Bayview Commercial Asset Trust 2006-1 Series 2006-1A M4(c),(e)	TSFR1M + 0.894%	5.2150	04/25/36	6,811
7,141	Bayview Commercial Asset Trust 2006-1 Series 2006-1A M5(c),(e)	TSFR1M + 0.954%	5.2750	04/25/36	6,619
874,109	Bayview Commercial Asset Trust 2006-SP2 Series 2006-SP2 B1(c),(e)	TSFR1M + 1.914%	6.2350	01/25/37	1,566,421
450,909	CBA Commercial Small Balance Commercial Mortgage Series 2006-2A A(d),(e)		6.0400	01/25/39	432,101
3,150,000	Citigroup Commercial Mortgage Trust 2015-GC35 Series 2015-GC35 D		3.2360	11/10/48	1,727,401
3,500,000	GS Mortgage Securities Trust 2014-GC22 Series 2014-GC22 D(b),(e)		4.4780	06/10/47	1,365,406
850,000	HMH Trust 2017-NSS Series 2017-NSS A(e)		3.0620	07/05/31	714,788
8,113,000	HMH Trust 2017-NSS Series 2017-NSS E(e) (i)		6.2920	07/05/31	949,915
4,000,000	HMH Trust 2017-NSS Series 2017-NSS F(e) (i)		8.4800	07/05/31	22,642
64,000	JP Morgan Chase Commercial Mortgage Securities Series 2018-PTC C(c),(e)	TSFR1M + 2.597%	6.9170	04/15/31	6,721
27,000	JP Morgan Chase Commercial Mortgage Securities Series 2018-PTC D(c),(e)	TSFR1M + 3.417%	7.7370	04/15/31	2,127
1,821,000	JP Morgan Chase Commercial Mortgage Securities Series 2013-LC11 D(b)		4.2870	04/15/46	521,203
1,000,000	JPMBB Commercial Mortgage Securities Trust Series 2015-C28 E(b),(e)		3.9340	10/15/48	757,794
3,302,000	JPMBB Commercial Mortgage Securities Trust 2016-C1 Series 2016-C1 E(b),(e)		4.7000	03/15/49	2,554,717
1,666,666	Morgan Stanley Bank of America Merrill Lynch Trust Series 2016-C29 E(e)		2.8770	05/15/49	1,260,775
3,976,000	Morgan Stanley Bank of America Merrill Lynch Trust Series 2016-C30 E(b),(e)		3.0000	09/15/49	2,365,361
4,727,952	Starwood Retail Property Trust 2014-STAR Series 2014-STAR A(c),(e)	PRIME	7.5000	11/15/27	3,297,124
4,892,000	Wells Fargo Commercial Mortgage Trust 2013-LC12 Series 2013-LC12 D(b),(e)		3.8220	07/15/46	2,888,432
1,666,666	Wells Fargo Commercial Mortgage Trust 2015-C27 Series 2015-C27 E(e)		2.8690	02/15/48	736,069
1,631,000	Wells Fargo Commercial Mortgage Trust 2015-C27 Series 2015-C27 D(e)		3.7680	02/15/48	911,238
2,500,000	Wells Fargo Commercial Mortgage Trust 2016-C36 Series 2016-C36 D(e)		2.9420	11/15/59	1,774,544
3,000,000	WFRBS Commercial Mortgage Trust 2013-C14 Series 2013-C14 E(e)		3.2500	06/15/46	1,040,351
					25,456,709

See accompanying notes to financial statements.

DEER PARK TOTAL RETURN CREDIT FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2025

Principal			Coupon
Amount ($)		Spread	Rate (%)	Maturity	Fair Value
	NON-AGENCY ASSET BACKED SECURITIES — 94.9% (Continued)
	OTHER ABS — 2.5%
1,115,057	Bayview Commercial Asset Trust 2007-4 Series 2007-4A A2(c),(e)	TSFR1M + 0.939%	5.2600	09/25/37	$1,683,758
272,042	BCMSC Trust 2001-A Series 2001-A M2(b)		8.2650	12/15/30	196,902
1,014,863	Conseco Finance Securitizations Corporation Series 2001-2 M1(b)		7.6900	03/01/31	1,050,939
122,046	Origen Manufactured Housing Contract Trust 2001-A Series 2001-A M1(b)		7.8200	03/15/32	121,948
					3,053,547
	RESIDENTIAL MORTGAGE — 26.3%
1,814,495	Ameriquest Mortgage Securities Inc Asset Backed Series 2005-R11 M6(c)	TSFR1M + 1.269%	5.5900	01/25/36	1,887,494
164,594	Amortizing Residential Collateral Trust Series 2001-BC5 M1(c)	TSFR1M + 0.939%	5.2600	08/25/31	174,477
21,401	Bear Stearns Asset Backed Securities Trust Series 2004-SD1 M3(d)		6.0000	12/25/42	—	(h)
63,335	Bear Stearns Asset Backed Securities Trust Series 2007-SD2 1A2A		6.0000	09/25/46	61,696
5,412,569	Carrington Mortgage Loan Trust Series 2005-FRE1 Series 2005-FRE1 M4(c)	TSFR1M + 1.044%	5.3650	12/25/35	2,819,940
107,194	Chase Funding Trust Series 2003-3 Series 2003-3 1M2		4.8850	05/25/32	90,931
1,373,813	Citicorp Residential Mortgage Trust Series 2006-2 Series 2006-2 M3(d)		5.9960	09/25/36	1,430,290
143,937	Citigroup Global Markets Mortgage Securities VII, Series 1997-LB6 B2		7.0000	12/25/27	34,320
207,178	Citigroup Mortgage Loan Trust 2007-AHL3 Series 2007-AHL3 A1(c),(e)	TSFR1M + 0.284%	4.6050	05/25/37	180,692
1,361,034	Citigroup Mortgage Loan Trust, Inc. Series 2005-WF2 MV6(c)	TSFR1M + 1.989%	6.3100	08/25/35	1,426,807
2,872,591	Countrywide Asset-Backed Certificates Series 2006-BC1 M4(c)	TSFR1M + 1.089%	5.4100	04/25/36	2,221,654
1,861,459	Countrywide Asset-Backed Certificates Series 2006-1 MV2(c)	TSFR1M + 0.729%	4.6390	07/25/36	1,621,509
86,460	Countrywide Asset-Backed Certificates Series 2006-23 1A(c)	TSFR1M + 0.394%	4.7150	05/25/37	81,841
139,704	Credit-Based Asset Servicing and Securitization, Series 2002-CB5 M2(c)	TSFR1M + 3.114%	3.9510	05/25/32	143,929
247,675	Credit-Based Asset Servicing and Securitization, Series 2004-CB3 B4(c),(e)	TSFR1M + 3.864%	3.6380	03/25/34	296,018
145,075	Credit-Based Asset Servicing and Securitization, Series 2004-CB3 B3(c)	TSFR1M + 4.989%	3.6380	03/25/34	251,488
108,178	Credit-Based Asset Servicing and Securitization, Series 2004-CB3 B2(c)	TSFR1M + 3.114%	3.6380	03/25/34	123,972
54,765	Credit-Based Asset Servicing and Securitization, Series 2004-CB6 B1(c)	TSFR1M + 2.814%	5.0740	07/25/35	45,054
8,241	Credit-Based Asset Servicing and Securitization, Series 2004-CB8 M1(c)	TSFR1M + 0.909%	3.7880	12/25/35	8,159
132,574	CWABS Asset-Backed Certificates Trust 2005-1 Series 2005-1 MF4(b)		5.6540	07/25/35	110,968
1,694	CWABS Inc Asset-Backed Certificates Trust 2004-5 Series 2004-5 M1(c)	TSFR1M + 0.969%	5.2900	08/25/34	1,694
1,371,037	Equifirst Loan Securitization Trust 2007-1 Series 2007-1 M1(c)	TSFR1M + 0.394%	4.7150	04/25/37	1,249,629
457,005	Equity One Mortgage Pass-Through Trust 2004-3 Series 2004-3 M3(d)		3.8010	07/25/34	356,618
355,141	Finance America Mortgage Loan Trust 2004-1 Series 2004-1 M6(c)	TSFR1M + 2.289%	6.6100	06/25/34	330,080
640,958	First Franklin Mortgage Loan Trust 2002-FF4 Series 2002-FF4 M1(c)	TSFR1M + 1.689%	6.0100	02/25/33	525,831
283,821	First Franklin Mortgage Loan Trust 2003-FF4 Series 2003-FF4 M2(c)	TSFR1M + 2.589%	6.9100	10/25/33	255,758
887,550	First Franklin Mortgage Loan Trust 2003-FFH1 Series 2003-FFH1 M2(c)	TSFR1M + 2.739%	7.0600	09/25/33	765,928
291,205	First Franklin Mortgage Loan Trust 2004-FF5 Series 2004-FF5 M6(c)	TSFR1M + 2.514%	6.8350	08/25/34	268,511

See accompanying notes to financial statements.

DEER PARK TOTAL RETURN CREDIT FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2025

Principal			Coupon
Amount ($)		Spread	Rate (%)	Maturity	Fair Value
	NON-AGENCY ASSET BACKED SECURITIES — 94.9% (Continued)
	RESIDENTIAL MORTGAGE — 26.3% (Continued)
2,056,127	First Franklin Mortgage Loan Trust 2006-FF11 Series 2006-FF11 M1(c)	TSFR1M + 0.489%	4.8100	08/25/36	$1,756,405
54,487	Fremont Home Loan Trust 2004-B Series 2004-B M6(c)	TSFR1M + 2.439%	6.7600	05/25/34	46,943
325	Fremont Home Loan Trust 2004-C Series 2004-C M3(c)	TSFR1M + 1.839%	6.1600	08/25/34	277
166,297	GSAMP Trust 2004-OPT Series 2004-OPT B2(c)	TSFR1M + 2.664%	3.7940	11/25/34	124,916
89,597	GSAMP Trust 2004-WF Series 2004-WF B1(c)	TSFR1M + 2.589%	6.9100	10/25/34	96,114
3,264,668	Home Equity Loan Trust Series 2007-FRE1 M1(c)	TSFR1M + 0.614%	4.9350	04/25/37	3,106,469
137,000	Home Equity Mortgage Loan Asset-Backed Trust Series 2005-D M1(c)	TSFR1M + 0.774%	5.0950	03/25/36	128,736
138,414	Lehman XS Trust 2007-1 Series 2007-1 1A4(c)	TSFR1M + 0.574%	4.8950	02/25/37	111,218
332,556	Mastr Specialized Loan Trust Series 2005-2 B(d),(e)		6.2500	07/25/35	310,883
2,920	Merrill Lynch Mortgage Investors Trust Series Series 2005-WMC1 M2(c)	TSFR1M + 0.909%	5.2300	09/25/35	2,841
11,228	Morgan Stanley A.B.S Capital I Inc Trust 2004-NC7 Series 2004-NC7 M4(c)	TSFR1M + 1.839%	6.1600	07/25/34	12,321
141,098	Morgan Stanley A.B.S Capital I Inc Trust 2005-WMC4 Series 2005-WMC4 M6(c)	TSFR1M + 1.164%	5.4850	04/25/35	131,266
1,174,852	Newcastle Mortgage Securities Trust 2007-1 Series 2007-1 M2(c)	TSFR1M + 0.764%	5.0850	04/25/37	1,826,231
932,160	Ownit Mortgage Loan Trust Series 2004-1 Series 2004-1 B2(c)	TSFR1M + 2.889%	7.2100	07/25/35	1,046,761
1,325,384	People’s Choice Home Loan Securities Trust Series Series 2004-2 M5(c)	TSFR1M + 2.814%	7.1350	10/25/34	822,347
918,803	Quest Trust Series 2004-X2 M3(c),(e)	TSFR1M + 3.339%	7.6600	06/25/34	841,599
190,944	RAAC Series 2006-SP1 Trust Series 2006-SP1 M2(c)	TSFR1M + 0.939%	5.2600	09/25/45	136,443
358,780	RAMP Series 2003-RS7 Trust Series 2003-RS7 MII3(c)	TSFR1M + 3.714%	5.3160	08/25/33	290,938
137,599	RAMP Series 2005-RS8 Trust Series 2005-RS8 M2(c)	TSFR1M + 0.614%	5.1850	09/25/35	136,745
178,704	RAMP Series 2007-RS2 Trust Series 2007-RS2 A3(c)	TSFR1M + 0.854%	5.1750	05/25/37	161,885
53,187	SACO I Trust 2006-3 Series 2006-3 A1(c)	TSFR1M + 0.474%	4.7950	04/25/36	157,748
52,691	Saxon Asset Securities Trust 2004-2 Series 2004-2 MV3(c)	TSFR1M + 2.019%	6.0500	08/25/35	54,101
948,250	Saxon Asset Securities Trust 2005-1 Series 2005-1 B3(c)	TSFR1M + 3.639%	1.7830	05/25/35	59,393
4,500,000	Saxon Asset Securities Trust 2007-4 Series 2007-4 M1(c),(e)	TSFR1M + 3.114%	7.4350	12/25/37	2,811,411
142,039	Securitized Asset Backed Receivables, LLC Trust Series 2004-NC3 M2(c)	TSFR1M + 1.794%	6.1150	09/25/34	142,755
84,721	SG Mortgage Securities Trust 2006-OPT2 Series 2006-OPT2 A3C(c)	TSFR1M + 0.414%	4.7350	10/25/36	79,213
28,188	Soundview Home Loan Trust 2004-WMC1 Series 2004-WMC1 M4(c)	TSFR1M + 1.314%	5.6350	01/25/35	22,621
166,394	Specialty Underwriting & Residential Finance Trust Series 2003-BC2 B1(c)	TSFR1M + 4.614%	8.9350	06/25/34	178,227
35,492	Structured Asset Investment Loan Trust 2003-BC2 Series 2003-BC2 A2(c)	TSFR1M + 0.834%	5.1550	04/25/33	37,157
145,759	Structured Asset Investment Loan Trust 2003-BC4 Series 2003-BC4 M4(c)	TSFR1M + 4.989%	9.3100	06/25/33	127,637
68,262	Structured Asset Investment Loan Trust 2003-BC8 Series 2003-BC8 M2(c)	TSFR1M + 2.739%	7.0600	08/25/33	63,354
71,562	Structured Asset Investment Loan Trust 2004-9 Series 2004-9 M6(c)	TSFR1M + 2.889%	7.2100	10/25/34	79,651
230,308	Structured Asset Securities Corp Mortgage Series 2003-36XS M1(d)		5.2350	11/25/33	202,490
33,588	Wilshire Mortgage Loan Trust Series 1997-2 A7(b)		6.8350	03/25/28	33,437

See accompanying notes to financial statements.

DEER PARK TOTAL RETURN CREDIT FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2025

Principal		Coupon
Amount ($)		Rate (%)	Maturity	Fair Value
	NON-AGENCY ASSET BACKED SECURITIES — 94.9% (Continued)
	RESIDENTIAL MORTGAGE — 26.3% (Continued)
11,969	Wilshire Mortgage Loan Trust Series 1997-2 M2(b)	7.4250	05/25/28	$11,919
				31,917,740

	TOTAL NON-AGENCY ASSET BACKED SECURITIES (Cost $133,735,052)			115,482,398

Shares				Fair Value
	SHORT-TERM INVESTMENT — 2.7%
	MONEY MARKET FUND - 2.7%
3,317,109	First American Government Obligations Fund, Class X, 4.25% (Cost $3,317,109)(g)			3,317,109

	TOTAL INVESTMENTS - 100.2% (Cost $151,933,561)			$121,945,576
	LIABILITIES IN EXCESS OF OTHER ASSETS - (0.2)%			(252,563)
	NET ASSETS - 100.0%			$121,693,013

ABS	- Asset Backed Securities

CMBS	- Commercial Mortgage Backed Securities

LLC	- Limited Liability Company

LTD	- Limited Company

REMIC	- Real Estate Mortgage Investment Conduit

12MTA	- 12-Month Treasury Average

H15T1Y	- US Treasury Yield Curve Rate T Note Constant Maturity 1 Year

PRIME	- Prime Rate by Country United States

SOFR30A	- United States Secured Overnight Financing Rate (SOFR) Over A Rolling 30-Day Period

TSFR1M	- Term Secured Overnight Financing Rate (SOFR) 1 month

US0001M	- Intercontinental Exchange London Interbank Offered Rate (ICE LIBOR) USD 1 Month

(a)	Interest only securities.

(b)	Variable rate security; the rate shown represents the rate on March 31, 2025.

(c)	Floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets.

(d)	Step bond. Coupon rate is fixed rate that changes on a specified date. The rate shown is the current rate at March 31, 2025.

(e)	Security exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933. The security may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of March 31, 2025 the total market value of 144A securities is $33,802,133 or 27.8% of net assets.

(f)	Zero coupon bond.

(g)	Rate disclosed is the seven day effective yield as of March 31, 2025.

(h)	Amount represents less than $1.

(i)	Illiquid security. Total illiquid securities represent 2.0% of net assets as of March 31, 2025.

(j)	The fair value of this investment is determined using significant unobservable inputs.

See accompanying notes to financial statements.

Deer Park Total Return Credit Fund
STATEMENT OF ASSETS AND LIABILITIES (Unaudited)
March 31, 2025

ASSETS
Investments (cost $151,933,561), at fair value	$121,945,576
Interest & dividend receivable	541,017
Receivable for fund shares sold	54,015
Prepaid expenses and other assets	1,950
TOTAL ASSETS	122,542,558

LIABILITIES
Payable for fund shares redeemed	589,918
Investment advisory fees payable	87,749
Payable to related parties	82,097
Distribution (12b-1) fees payable	4,038
Accrued expenses and other liabilities	85,743
TOTAL LIABILITIES	849,545
NET ASSETS	$121,693,013

Net Assets Consist Of:
Paid in capital	$251,446,198
Accumulated deficit	(129,753,185)
NET ASSETS	$121,693,013

Net Asset Value Per Share:
Class A Shares:
Net Assets	$10,199,860
Shares of beneficial interest outstanding ($0 par value, unlimited shares authorized)	1,259,247
Net asset value (Net Assets ÷ Shares Outstanding) and redemption price per share	$8.10
Maximum offering price per share (maximum sales charge of 5.75%) (a)	$8.59

Class C Shares:
Net Assets	$2,167,519
Shares of beneficial interest outstanding ($0 par value, unlimited shares authorized)	268,400
Net asset value (Net Assets ÷ Shares Outstanding) and redemption price per share	$8.08

Class I Shares:
Net Assets	$109,325,634
Shares of beneficial interest outstanding ($0 par value, unlimited shares authorized)	13,464,465
Net asset value (Net Assets ÷ Shares Outstanding) and redemption price per share	$8.12

(a)	On investments of $1 million or more, the maximum sales charge will not apply.

See accompanying notes to financial statements.

Deer Park Total Return Credit Fund
STATEMENT OF OPERATIONS (Unaudited)
For the Six Months Ended March 31, 2025

INVESTMENT INCOME
Interest income	$3,493,366
TOTAL INVESTMENT INCOME	3,493,366

EXPENSES
Investment advisory fees	1,003,685
Distribution (12b-1) Fees:
Class A	19,457
Class C	11,337
Administrative services fees	143,239
Third party administrative servicing fees	76,190
Interest expense for reverse repurchase agreements	68,238
Printing and postage expenses	50,959
Professional fees	39,986
Registration fees	37,397
Accounting services fees	34,325
Transfer agent fees	30,241
Line of credit interest expense	19,672
Custodian fees	14,029
Compliance officer fees	11,805
Trustees fees and expenses	10,773
Insurance expense	2,643
Other expenses	26,764
TOTAL EXPENSES	1,600,740
Less: Fees waived by the Adviser	(609,323)
NET EXPENSES	991,417
NET INVESTMENT INCOME	2,501,949

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain from security transactions	1,351,362
Net change in unrealized depreciation on investments	(5,037,424)

NET REALIZED AND UNREALIZED LOSS ON INVESTMENTS	(3,686,062)

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(1,184,113)

See accompanying notes to financial statements.

Deer Park Total Return Credit Fund
STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended
	March 31, 2025	Year Ended
	(Unaudited)	September 30, 2024
FROM OPERATIONS
Net investment income	$2,501,949	$10,839,888
Net realized gain (loss) from security transactions	1,351,362	(16,541,468)
Net change in unrealized appreciation (depreciation) of investments	(5,037,424)	23,299,111
Net increase (decrease) in net assets resulting from operations	(1,184,113)	17,597,531

DISTRIBUTIONS TO SHAREHOLDERS
From return of capital:
Class A	—	(1,184,232)
Class C	—	(66,432)
Class I	—	(5,571,472)
Total distributions paid:
Class A	(510,972)	(3,011,075)
Class C	(72,460)	(109,248)
Class I	(4,187,446)	(10,470,316)
Net decrease in net assets resulting from distributions to shareholders	(4,770,878)	(20,412,775)

FROM SHARES OF BENEFICIAL INTEREST
Proceeds from shares sold:
Class A	320,213	7,367,980
Class C	37,426	385,630
Class I	16,524,742	50,397,644
Net asset value of shares issued in reinvestment of distributions:
Class A	501,859	4,168,524
Class C	56,813	143,418
Class I	3,926,262	14,841,915
Payments for shares redeemed:
Class A	(22,132,737)	(67,981,779)
Class C	(365,554)	(1,159,834)
Class I	(63,575,925)	(205,346,753)
Net decrease in net assets resulting from shares of beneficial interest	(64,706,901)	(197,183,255)

TOTAL DECREASE IN NET ASSETS	(70,661,892)	(199,998,499)

NET ASSETS
Beginning of Period	192,354,905	392,353,404
End of Period	$121,693,013	$192,354,905

See accompanying notes to financial statements.

Deer Park Total Return Credit Fund
STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Six Months Ended
	March 31, 2025	Year Ended
	(Unaudited)	September 30, 2024
SHARE ACTIVITY
Class A:
Shares sold	38,973	863,954
Shares reinvested	61,948	487,856
Shares redeemed	(2,720,121)	(7,983,351)
Net decrease in shares of beneficial interest outstanding	(2,619,200)	(6,631,541)

Class C:
Shares sold	4,600	45,069
Shares reinvested	7,042	16,878
Shares redeemed	(45,087)	(136,025)
Net decrease in shares of beneficial interest outstanding	(33,445)	(74,078)

Class I:
Shares sold	2,036,440	5,869,939
Shares reinvested	484,324	1,736,740
Shares redeemed	(7,775,044)	(23,947,297)
Net decrease in shares of beneficial interest outstanding	(5,254,280)	(16,340,618)

See accompanying notes to financial statements.

Deer Park Total Return Credit Fund
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period

	Six Months Ended
	March 31, 2025		Year Ended		Year Ended		Year Ended		Year Ended		Year Ended
Class A	(Unaudited)		September 30, 2024		September 30, 2023		September 30, 2022		September 30, 2021		September 30, 2020
Net asset value, beginning of period	$8.39		$8.53		$9.35		$10.75		$10.37		$10.98
Activity from investment operations:
Net investment income (1)	0.23		0.29		0.37		0.33		0.29		0.22
Net realized and unrealized gain (loss) on investments	(0.23)		0.15		(0.62)		(1.22)		0.60		(0.31)
Total from investment operations	0.00		0.44		(0.25)		(0.89)		0.89		(0.09)
Less distributions from:
Net investment income	(0.29)		(0.35)		(0.43)		(0.34)		(0.39)		(0.51)
Return of capital	—		(0.23)		(0.14)		(0.17)		(0.12)		(0.01)
Total distributions	(0.29)		(0.58)		(0.57)		(0.51)		(0.51)		(0.52)
Net asset value, end of period	$8.10		$8.39		$8.53		$9.35		$10.75		$10.37
Total return (2)	0.05	% (11)	5.24%		(2.73)%		(8.51)%		8.82%		(0.50)%
Net assets, at end of period (000s)	$10,200		$32,545		$89,664		$123,018		$115,606		$112,937
Ratio of gross expenses to average net assets (3)(10)	2.59	% (9)	2.96	% (8)	2.64	% (7)	2.43	% (6)	2.39	% (5)	2.40	% (4)
Ratio of net expenses to average net assets (10)	1.68	% (9)	2.43	% (8)	2.26	% (7)	2.11	% (6)	2.15	% (5)	2.20	% (4)
Ratio of net investment income to average net assets (10)	4.00%		3.36%		4.17%		3.26%		2.72%		2.15%
Portfolio Turnover Rate	0	% (11)	2%		1%		17%		17%		11%

(1)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.

(2)	Total returns shown are historical in nature and assume changes in share price, reinvestment of dividends and distributions, if any, and exclude the effect of applicable sales charges and redemption fees. Had the Adviser not waived fees or absorbed a portion of Fund expenses, total returns would have been lower.

(3)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the Adviser.

(4)	Includes 0.03% for the year ended September 30, 2020 attributed to broker margin interest expense, interest on reverse repurchase agreements and line of credit expense which are not subject to waiver by the Adviser.

(5)	Includes 0.01% for the year ended September 30, 2021 attributed to broker margin interest expense, which is not subject to waiver by the Adviser.

(6)	Includes 0.03% for the year ended September 30, 2022 attributed to broker margin interest expense, interest on reverse repurchase agreements and line of credit expense which are not subject to waiver by the Adviser.

(7)	Includes 0.26% for the year ended September 30, 2023 attributed to interest on reverse repurchase agreements, line of credit expense and extraordinary expenses which are not subject to waiver by the Adviser.

(8)	Includes 0.54% for the year ended September 30, 2024 attributed to interest on reverse repurchase agreements, line of credit expense and extraordinary expenses which are not subject to waiver by the Adviser.

(9)	Includes 0.13% for the six months ended March 31, 2025 attributed to interest on reverse repurchase agreements, line of credit expense and extraordinary expenses which are not subject to waiver by the Adviser.

(10)	Annualized for periods less than one full year.

(11)	Not annualized for periods less than one full year.

See accompanying notes to financial statements.

Deer Park Total Return Credit Fund
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period

	Six Months Ended
	March 31, 2025		Year Ended		Year Ended		Year Ended		Year Ended		Year Ended
Class C	(Unaudited)		September 30, 2024		September 30, 2023		September 30, 2022		September 30, 2021		September 30, 2020
Net asset value, beginning of period	$8.36		$8.50		$9.32		$10.71		$10.34		$10.94
Activity from investment operations:
Net investment income (1)	0.09		0.22		0.30		0.22		0.21		0.15
Net realized and unrealized gain (loss) on investments	(0.11)		0.15		(0.62)		(1.17)		0.59		(0.30)
Total from investment operations	(0.02)		0.37		(0.32)		(0.95)		0.80		(0.15)
Less distributions from:
Net investment income	(0.26)		(0.30)		(0.38)		(0.29)		(0.33)		(0.44)
Return of capital	—		(0.21)		(0.12)		(0.15)		(0.10)		(0.01)
Total distributions	(0.26)		(0.51)		(0.50)		(0.44)		(0.43)		(0.45)
Net asset value, end of period	$8.08		$8.36		$8.50		$9.32		$10.71		$10.34
Total return (2)	(0.19	)% (11)	4.47%		(3.47)%		(9.14)%		7.92%		(1.15)%
Net assets, at end of period (000s)	$2,168		$2,523		$3,196		$5,119		$8,234		$10,637
Ratio of gross expenses to average net assets (3)(10)	3.34	% (9)	3.71	% (8)	3.39	% (7)	3.18	% (6)	3.14	% (5)	3.15	% (4)
Ratio of net expenses to average net assets (10)	2.43	% (9)	3.18	% (8)	3.01	% (7)	2.87	% (6)	2.90	% (5)	2.95	% (4)
Ratio of net investment income to average net assets (10)	2.32%		2.62%		3.37%		2.16%		1.97%		1.39%
Portfolio Turnover Rate	0	% (11)	2%		1%		17%		17%		11%

(1)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.

(2)	Total returns shown are historical in nature and assume changes in share price, reinvestment of dividends and distributions, if any, and exclude the effect of applicable sales charges and redemption fees. Had the Adviser not waived fees or absorbed a portion of Fund expenses, total returns would have been lower.

(3)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the Adviser.

(4)	Includes 0.03% for the year ended September 30, 2020 attributed to broker margin interest expense, interest on reverse repurchase agreements and line of credit expense which are not subject to waiver by the Adviser.

(5)	Includes 0.01% for the year ended September 30, 2021 attributed to broker margin interest expense, which is not subject to waiver by the Adviser.

(6)	Includes 0.03% for the year ended September 30, 2022 attributed to broker margin interest expense, interest on reverse repurchase agreements and line of credit expense which are not subject to waiver by the Adviser.

(7)	Includes 0.26% for the year ended September 30, 2023 attributed to interest on reverse repurchase agreements, line of credit expense and extraordinary expenses which are not subject to waiver by the Adviser.

(8)	Includes 0.54% for the year ended September 30, 2024 attributed to interest on reverse repurchase agreements, line of credit expense and extraordinary expenses which are not subject to waiver by the Adviser.

(9)	Includes 0.13% for the six months ended March 31, 2025 attributed to interest on reverse repurchase agreements, line of credit expense and extraordinary expenses which are not subject to waiver by the Adviser.

(10)	Annualized for periods less than one full year.

(11)	Not annualized for periods less than one full year.

See accompanying notes to financial statements.

Deer Park Total Return Credit Fund
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period

	Six Months Ended
	March 31, 2025		Year Ended		Year Ended		Year Ended		Year Ended		Year Ended
Class I	(Unaudited)		September 30, 2024		September 30, 2023		September 30, 2022		September 30, 2021		September 30, 2020
Net asset value, beginning of period	$8.40		$8.54		$9.36		$10.76		$10.38		$10.99
Activity from investment operations:
Net investment income (1)	0.15		0.31		0.39		0.32		0.31		0.25
Net realized and unrealized gain (loss) on investments	(0.13)		0.15		(0.62)		(1.18)		0.61		(0.31)
Total from investment operations	0.02		0.46		(0.23)		(0.86)		0.92		(0.06)
Less distributions from:
Net investment income	(0.30)		(0.36)		(0.45)		(0.36)		(0.42)		(0.54)
Return of capital	—		(0.24)		(0.14)		(0.18)		(0.12)		(0.01)
Total distributions	(0.30)		(0.60)		(0.59)		(0.54)		(0.54)		(0.55)
Net asset value, end of period	$8.12		$8.40		$8.54		$9.36		$10.76		$10.38
Total return (2)	0.30	% (12)	5.50	% (10)	(2.48	)% (10)	(8.27)%		9.09%		(0.24)%
Net assets, at end of period (000s)	$109,326		$157,287		$299,494		$463,430		$701,732		$583,566
Ratio of gross expenses to average net assets (3)(11)	2.34	% (9)	2.71	% (8)	2.39	% (7)	2.18	% (6)	2.14	% (5)	2.15	% (4)
Ratio of net expenses to average net assets (11)	1.43	% (9)	2.18	% (8)	2.01	% (7)	1.87	% (6)	1.90	% (5)	1.95	% (4)
Ratio of net investment income to average net assets (11)	3.72%		3.65%		4.41%		3.05%		2.97%		2.43%
Portfolio Turnover Rate	0	% (12)	2%		1%		17%		17%		11%

(1)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.

(2)	Total returns shown are historical in nature and assume changes in share price, reinvestment of dividends and distributions, if any, and exclude the effect of applicable sales charges and redemption fees. Had the Adviser not waived fees or absorbed a portion of Fund expenses, total returns would have been lower.

(3)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the Adviser.

(4)	Includes 0.03% for the year ended September 30, 2020 attributed to broker margin interest expense, interest on reverse repurchase agreements and line of credit expense which are not subject to waiver by the Adviser.

(5)	Includes 0.01% for the year ended September 30, 2021 attributed to broker margin interest expense, which is not subject to waiver by the Adviser.

(6)	Includes 0.03% for the year ended September 30, 2022 attributed to broker margin interest expense, interest on reverse repurchase agreements and line of credit expense which are not subject to waiver by the Adviser.

(7)	Includes 0.26% for the year ended September 30, 2023 attributed to interest on reverse repurchase agreements, line of credit expense and extraordinary expenses which are not subject to waiver by the Adviser.

(8)	Includes 0.54% for the year ended September 30, 2024 attributed to interest on reverse repurchase agreements, line of credit expense and extraordinary expenses which are not subject to waiver by the Adviser.

(9)	Includes 0.13% for the six months ended March 31, 2025 attributed to interest on reverse repurchase agreements, line of credit expense and extraordinary expenses which are not subject to waiver by the Adviser.

(10)	Includes adjustments in accordance with generally accepted accounting principles in the United States of America and, consequently, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

(11)	Annualized for periods less than one full year.

(12)	Not annualized for periods less than one full year.

See accompanying notes to financial statements.

Deer Park Total Return Credit Fund
NOTES TO FINANCIAL STATEMENTS (Unaudited)
March 31, 2025

1. ORGANIZATION

The Deer Park Total Return Credit Fund (the “Fund”) is a non-diversified series of shares of beneficial interest of Northern Lights Fund Trust (the “Trust”), a statutory trust organized under the laws of the State of Delaware on January 19, 2005, and registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Fund’s investment objective is to seek income and capital appreciation. The Fund commenced operations on October 16, 2015.

The Fund currently offers Class A shares, Class C shares and Class I shares. Class C and Class I shares are offered at net asset value (“NAV”). Class A shares are offered at NAV plus a maximum sales charge of 5.75%, which can be waived by the Adviser. Each class represents an interest in the same assets of the Fund and classes are identical except for differences in their sales charge structures and ongoing service and distribution charges. All classes of shares have equal voting privileges except that each class has exclusive voting rights with respect to its service and/or distribution plans. The Fund’s income, expenses (other than class specific distribution fees), and realized and unrealized gains and losses are allocated proportionately each day based upon the relative net assets of each class.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Trust in preparation of the Fund’s financial statements. These policies are in conformity with generally accepted accounting principles in the United States of America (“GAAP”). The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates. The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 “Financial Services – Investment Companies”, including FASB Accounting Standards Update (“ASU”) 2013-08.

Operating Segments – The Fund has adopted Financial Accounting Standards Board (“FASB”) Accounting Standards Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures (“ASU 2023-07"). Adoption of the standard impacted financial statement disclosures only and did not affect the Fund’s financial position or the results of its operations. An operating segment is defined in Topic 280 as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (“CODM”) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. The CODM is comprised of the portfolio manager and Chief Financial Officer of the Fund. The Fund operates as a single operating segment. The Fund’s income, expenses, assets, changes in net assets resulting from operations and performance are regularly monitored and assessed as a whole

Deer Park Total Return Credit Fund
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
March 31, 2025

by the CODM responsible for oversight functions of the Fund, using the information presented in the financial statements and financial highlights.

Securities Valuation – Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the primary exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price (“NOCP”). In the absence of a sale, such securities shall be valued at the mean between the current bid and ask prices on the day of valuation. Debt securities (other than short-term obligations) are valued each day by an independent pricing service approved by the Trust’s Board of Trustees (the “Board”) based on methods which include consideration of: yields or prices of securities of comparable quality, coupon, maturity and type, indications as to values from dealers, and general market conditions or market quotations from a major market maker in the securities. Investments valued in currencies other than the U.S. dollar are converted to U.S. dollars using exchange rates obtained from pricing services. The independent pricing service does not distinguish between smaller-sized bond positions known as “odd lots” and larger institutional-sized bond positions known as “round lots”. The Fund may fair value a particular bond if the Adviser does not believe that the round lot value provided by the independent pricing service reflects fair value of the Fund’s holding. Short-term debt obligations having 60 days or less remaining until maturity, at time of purchase, may be valued at amortized cost. Investments in open-end investment companies may be valued at NAV.

The Fund may hold investments, such as private investments, interests in commodity pools, other non-traded securities or temporarily illiquid securities, for which market quotations are not readily available or are determined to be unreliable. These securities will be valued using the “fair value” procedures approved by the Board. The Board has delegated execution of these procedures to the Adviser as its valuation designee (the “Valuation Designee”) . The Board may also enlist third party consultants such as a valuation specialist at a public accounting firm, valuation consultant or financial officer of a security issuer on an as-needed basis to assist the Valuation Designee in determining a security-specific fair value. The Board is responsible for reviewing and approving fair value methodologies utilized by the Valuation Designee, which approval shall be based upon whether the Valuation Designee followed the valuation procedures established by the Board.

Fair Valuation Process – The applicable investments are valued by the Valuation Designee pursuant to valuation procedures established by the Board. For example, fair value determinations are required for the following securities: (i) securities for which market quotations are insufficient or not readily available on a particular business day (including securities for which there is a short and temporary lapse in the provision of a price by the regular pricing source); (ii) securities for which, in the judgment of the Valuation Designee, the prices or values available do not represent the fair value of the instrument; factors which may cause the Valuation Designee to make such a judgment include, but are not limited to, the following: only a bid price or an ask price is available; the spread between bid and ask prices is substantial; the frequency of sales; the thinness of the market; the size of reported trades; and actions of the securities markets, such as the suspension or limitation of trading; (iii) securities determined to be illiquid; and (iv) securities with respect to which an event that will affect the value thereof has occurred (a “significant event”) since the closing prices were established on the principal exchange on which they are traded, but prior to the Fund’s calculation of its NAV. Specifically,

Deer Park Total Return Credit Fund
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
March 31, 2025

interests in commodity pools or managed futures pools are valued on a daily basis by reference to the closing market prices of each futures contract or other asset held by a pool, as adjusted for pool expenses. Restricted or illiquid investments, such as private investments or non-traded securities are valued based upon the current bid for the security from two or more independent dealers or other parties reasonably familiar with the facts and circumstances of the security (who should take into consideration all relevant factors as may be appropriate under the circumstances). If a current bid from such independent dealers or other independent parties is unavailable, the Valuation Designee shall determine, the fair value of such security using the following factors: (i) the type of security; (ii) the cost at date of purchase; (iii) the size and nature of the Fund’s holdings; (iv) the discount from market value of unrestricted securities of the same class at the time of purchase and subsequent thereto; (v) information as to any transactions or offers with respect to the security; (vi) the nature and duration of restrictions on disposition of the security and the existence of any registration rights; (vii) how the yield of the security compares to similar securities of companies of similar or equal creditworthiness; (viii) the level of recent trades of similar or comparable securities; (ix) the liquidity characteristics of the security; (x) current market conditions; and (xi) the market value of any securities into which the security is convertible or exchangeable.

The Fund utilizes various methods to measure the fair value of all of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument in an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Deer Park Total Return Credit Fund
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
March 31, 2025

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following tables summarize the inputs used as of March 31, 2025 for the Fund’s assets and liabilities measured at fair value:

Assets*	Level 1	Level 2	Level 3	Total
Agency Asset Backed Securities	$—	$3,146,069	$—	$3,146,069
Non-Agency Asset Backed Securities	—	115,369,311	113,087	115,482,398
Short-Term Investment	3,317,109	—	—	3,317,109
Total	$3,317,109	$118,515,380	$113,087	$121,945,576

*	See Schedule of Investments for industry classification.

Transfers between Level 2 and Level 3 generally relate to whether significant unobservable inputs are used for the fair value measurements.

The following is a reconciliation of assets in which Level 3 inputs were used in determining value:

Non-Agency Asset
Backed Securities
Beginning Value at September 30, 2024	$382
Total realized gain (loss)	—
Appreciation (depreciation)	112,705
Purchase	—
Proceeds from Sales	—
Net transfers in/out of level 3	—
Ending Value at March 31, 2025	$113,087

Significant unobservable valuation inputs for Level 3 investments as of March 31, 2025, are as follows:

	Fair Value at	Valuation	Unobservable
Non-Agency Asset Backed Securities	March 31, 2025	Technique	Inputs	Selected Inputs
Ameriquest Mortgage Securities Asset-Backed	$381	Market / Liquidation approach	Expected future cash payments	N/A
New Century Home Equity Loan Trust 2004-1 Series 2004-1 M2	—	Market / Liquidation approach	Priced securities include yield to maturity	144.78%
			&RQGLWLRQDO¬3UHSD\PHQW¬5DWH	7.55%
			Constant Default Rate	1.02%
			Loss severities	2.71%
DSLA Mortgage Loan Trust 2005-AR1 Series 2005-AR1 2A2	—	Market / Liquidation approach	Priced securities include yield to maturity	0.01%
			&RQGLWLRQDO¬3UHSD\PHQW¬5DWH	4.95%
			Constant Default Rate	3.66%
			Loss severities	-0.10%
GMACM Home Equity Loan Trust 2006-HE1 Floating Rate	112,706	Market / Liquidation approach	Priced securities include yield to maturity	20.00%
			&RQGLWLRQDO¬3UHSD\PHQW¬5DWH	5.00%
			Constant Default Rate	6.00%
			Loss severities	25.00%

Interest Only Securities – The Fund may invest in stripped mortgage-backed securities, which receive differing proportions of the interest and principal payments from the underlying assets, including interest-only (“IO”) and principal-only (“PO”) securities. Stripped securities are created when the issuer separates the interest and principal components of an instrument and sells them as separate securities. In general, one security is entitled to receive the interest payments on underlying assets (the

Deer Park Total Return Credit Fund
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
March 31, 2025

interest only or “IO” security) and the other to receive the principal payments (the principal only or “PO” security). Some stripped securities may receive a combination of interest and principal payments. The yields to maturity on IOs and POs are sensitive to the expected or anticipated rate of principal payments (including prepayments) on the related underlying assets, and principal payments may have a material effect on yield to maturity. If the underlying assets experience greater than anticipated prepayments of principal, the Fund may not fully recoup its initial investment in IOs. Conversely, if the underlying assets experience less than anticipated prepayments of principal, the yield on POs could be adversely affected. Stripped securities may be highly sensitive to changes in interest rates and rates of prepayment. IO and PO mortgage-backed securities may be illiquid. The market value of such securities generally is more sensitive to changes in prepayment and interest rates than is the case with securities traditional mortgage-backed securities, and in some cases such market value may be extremely volatile.

Security Transactions and Related Income – Security transactions are accounted for on the trade date. Interest income is recognized on an accrual basis. Discounts are accreted and premiums are amortized to the call date. Dividend income is recorded on the ex-dividend date. Realized gains or losses from sales of securities are determined by comparing the identified cost of the security lot sold with the net sales proceeds.

Option Transactions – The Fund is subject to equity price and interest rate risk in the normal course of pursuing its investment objective and may purchase or sell options to help hedge against risk. When the Fund writes put and call options, an amount equal to the premium received is included in the Statements of Assets and Liabilities as a liability. The amount of the liability is subsequently marked-to-market to reflect the current market value of the option. If an option expires on its stipulated expiration date or if the Fund enters into a closing purchase transaction, a gain or loss is realized. If a written call option is exercised, a gain or loss is realized for the sale of the underlying security and the proceeds from the sale are increased by the premium originally received. As writer of an option, the Fund has no control over whether the option will be exercised and, as a result, retains the market risk of an unfavorable change in the price of the security underlying the written option.

The Fund may purchase put and call options. Put options are purchased to hedge against a decline in the value of securities held in the Fund’s portfolios or to gain inverse exposure to market index. If such a decline occurs, the put options will permit the Fund to sell the securities underlying such options at the exercise price, or to close out the options at a profit. Call options are purchased to allow the Fund to enter a futures contract or purchase an exchange-traded note at a specified price. The premium paid for a put or call option plus any transaction costs will reduce the benefit, if any, realized by the Fund upon exercise of the option, and, unless the price of the underlying security, index, or future rises or declines sufficiently, the option may expire worthless to the Fund. In addition, in the event that the price of the security, index, or future in connection with which an option was purchased moves in a direction favorable to the Fund, the benefits realized by the Fund as a result of such favorable movement will be reduced by the amount of the premium paid for the option and related transaction costs. Written and purchased options are non-income producing securities. With purchased options, there is minimal counterparty risk to the Fund since these options are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded options, guarantees against a possible default.

Deer Park Total Return Credit Fund
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
March 31, 2025

Cash – Cash includes cash and overnight investments in interest-bearing demand deposits with a financial institution with original maturities of three months or less. The assets of the Fund may be placed in deposit accounts at U.S. banks and such deposits generally exceed Federal Deposit Insurance Corporation (FDIC) insurance limits. The FDIC insures deposit accounts up to $250,000 for each accountholder. The counterparty is generally a single bank or other financial institution, rather than a group of financial institutions; thus there may be a greater counterparty credit risk. The Fund places deposits only with those counterparties which are believed to be creditworthy. The Fund, as of March 31, 2025 has $0 due to pending trade settlements at the custodian.

Dividends and Distributions to Shareholders – Dividends from net investment income, if any, are declared and paid monthly. Distributable net realized capital gains, if any, are declared and distributed annually. Dividends from net investment income and distributions from net realized gains are determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are considered either temporary (e.g., deferred losses) or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences do not require reclassification. Dividends and distributions to shareholders are recorded on the ex-dividend date.

Expenses – Expenses of the Trust that are directly identifiable to a specific fund are charged to that fund. Expenses, which are not readily identifiable to a specific fund, are allocated in such a manner as deemed equitable (as determined by the Board), taking into consideration the nature and type of expense and the relative sizes of the funds in the Trust.

Credit Facility – Effective August 1, 2023, the Fund entered into a revolving, uncommitted $160,000,000 line of credit with U.S. Bank National Association (the “Revolving Credit Agreement”) which expired on July 29, 2024. Effective July 29, 2024, the Fund entered into an amended and restated agreement, dated July 29, 2024, with a $150,000,000 line credit with U.S. Bank National Association (the “Amended and Restated Revolving Credit Agreement”) set to expire on July 28, 2025. Borrowings under the Amended and Restated Revolving Credit Agreement bear interest at Prime Rate minus 1% per month. There are no fees charged on the unused portion of the line of credit. For the six months ended September 30, 2024 through March 31, 2025, amounts outstanding to the Fund under the credit facility at no time were permitted to exceed $150,000,000.

For the six months ended March 31, 2025, the interest expense was $19,672 for the Fund. There was no outstanding balance as of March 31, 2025. The average borrowings for the Fund for the period the line was drawn, October 1, 2024 through March 31, 2025, was $3,400,600 at an average borrowing rate of 6.79%. At March 31, 2025, the maximum borrowing interest rate was 7.0%.

Federal Income Taxes – The Fund complies with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. Therefore, no provision for federal income tax is required. The Fund recognizes the tax

Deer Park Total Return Credit Fund
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
March 31, 2025

benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has analyzed the Fund’s tax positions and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on tax returns filed for the open September 30, 2021 through September 30, 2023 tax years, or expected to be taken in the Fund’s September 30, 2024 tax returns. The Fund identifies its major tax jurisdictions as U.S. federal, Ohio and foreign jurisdictions where the Fund makes significant investments; however, the Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations. During the period, the Fund did not incur any interest or penalties. Generally, tax authorities can examine tax returns filed for the last three years.

Market and Geopolitical Risk – The increasing interconnectivity between global economies and financial markets increases the likelihood that events or conditions in one region or financial market may adversely impact issuers in a different country, region or financial market. Securities in the Fund may underperform due to inflation (or expectations for inflation), interest rates, global demand for particular products or resources, natural disasters, climate-change or climate-related events, pandemics, epidemics, terrorism, regulatory events and governmental or quasi-governmental actions. The occurrence of global events similar to those in recent years may result in market volatility and may have long term effects on both the U.S. and global financial markets. It is difficult to predict when similar events affecting the U.S. or global financial markets may occur, the effects that such events may have and the duration of those effects. Any such event(s) could have a significant adverse impact on the value and risk profile of the Fund. It is not known how long such impacts, or any future impacts of other significant events described above, will or would last, but there could be a prolonged period of global economic slowdown, which may impact your investment. Therefore, the Fund could lose money over short periods due to short-term market movements and over longer periods during more prolonged market downturns. During a general market downturn, multiple asset classes may be negatively affected. Changes in market conditions and interest rates can have the same impact on all types of securities and instruments. In times of severe market disruptions you could lose your entire investment.

Credit Risk – Credit risk relates to the ability of the issuer to meet interest and principal payments, or both, as they come due. In general, lower-grade, higher-yield bonds are subject to credit risk to a greater extent than lower-yield, higher-quality bonds.

Counterparty Risk – Counterparty risk is the risk that the counterparty to a financial instrument will cause a financial loss for the Fund by failing to discharge an obligation. A concentration of counterparty risk would exist if that part of the Fund’s cash were held at the broker. The Fund could be unable to recover assets held at the prime broker, including assets directly traceable to the Fund, in the event of the broker’s bankruptcy. The Fund does not anticipate any material losses as a result of this concentration.

Deer Park Total Return Credit Fund
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
March 31, 2025

Mortgage-Backed and Asset Backed Securities Risk – The default rate on underlying mortgage loans or asset loans may be higher than anticipated, potentially reducing payments to the Fund. Default rates are sensitive to overall economic conditions such as unemployment, wage levels and economic growth rates. Mortgage-backed securities are susceptible to maturity risk because issuers of securities held by the Fund are able to prepay principal due on these securities, particularly during periods of declining interest rates.

Volatility Risk – The Fund may have investments that appreciate or decrease significantly in value over short periods of time. This may cause the Fund’s NAV per share to experience significant increases or declines in value over short periods of time.

Indemnification – The Trust indemnifies its officers and trustees for certain liabilities that may arise from the performance of their duties to the Trust. Additionally, in the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties and which provide general indemnities. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the risk of loss due to these warranties and indemnities appears to be remote.

3. INVESTMENT TRANSACTIONS

For the six months ended March 31, 2025, cost of purchases and proceeds from sales of portfolio securities, other than short sales, short-term investments and U.S. Government securities, amounted to $54,922 and $69,133,622, respectively.

4. INVESTMENT ADVISORY AGREEMENT AND TRANSACTIONS WITH RELATED PARTIES

Princeton Fund Advisors, LLC, serves as the Fund’s investment adviser (the “Adviser”). The Adviser has engaged Deer Park Road Management Company, LP, Inc. as the sub-adviser (the “Sub-Adviser”) to the Fund. The Adviser compensates the Sub-Adviser for its services from the management fees received from the Fund.

Pursuant to an investment advisory agreement with the Trust, on behalf of the Fund, the Adviser, under the oversight of the Board, directs the daily operations of the Fund and supervises the performance of administrative and professional services provided by others. As compensation for its services and the related expenses borne by the Adviser, the Fund pays the Adviser a management fee, computed and accrued daily and paid monthly, at an annual rate of 1.49% of the Fund’s average daily net assets. For the six months ended March 31, 2025, the Fund incurred $1,003,685 in advisory fees of which $87,749 is payable as of March 31, 2025 and included in the Statement of Assets and Liabilities under the Liabilities section.

Deer Park Total Return Credit Fund
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
March 31, 2025

Pursuant to a written contract (the “Waiver Agreement”), the Adviser had agreed, at least until January 31, 2026, to waive a portion of its advisory fee and has agreed to reimburse the Fund for other expenses to the extent necessary to ensure that the total expenses incurred by the Fund (excluding front-end or contingent deferred loads, brokerage fees and commissions, acquired fund fees and expenses, borrowing costs (such as interest and dividend expenses on securities sold short), taxes, or extraordinary expenses, such as litigation expenses (which may include indemnification of Fund officers and Trustees or contractual indemnification of Fund service providers (other than the Adviser)), not incurred in the ordinary course of the Fund’s business) do not exceed 1.55% per annum of Class A average daily net assets, 2.30% per annum of Class C average daily net assets, and 1.30% per annum of Class I average daily net assets (the “expense limitation”).

If the Adviser waives any fee or reimburses any expense pursuant to the Waiver Agreement, and the Fund’s operating expenses are subsequently less than the expense limitation, the Adviser shall be entitled to reimbursement by the Fund for such waived fees or reimbursed expenses provided that such reimbursement does not cause the Fund’s expenses to exceed the expense limitation. If the operating expenses subsequently exceed the expense limitation, the reimbursements shall be suspended. The Adviser may seek reimbursement only for expenses waived or paid by it during the three fiscal years prior to such reimbursement; provided, however, that such expenses may only be reimbursed to the extent they were waived or paid after the effective date of the Waiver Agreement (or any similar agreement). The Board may terminate the Waiver Agreement on 60 days written notice to the Adviser.

For the six months ended March 31, 2025, the Adviser waived fees of $609,323 pursuant to the Waiver Agreement.

The following amounts previously waived or reimbursed by the Adviser are subject to recapture by the following dates:

9/30/2025	9/30/2026	9/30/2027
$2,269,245	$1,794,509	$1,605,473

Distributor – The Trust, with respect to the Fund, has adopted the Trust’s Master Distribution and Shareholder Servicing Plans pursuant to Rule 12b-1 under the 1940 Act for each of its Class A and Class C shares (the “Plans”). The Plans provide that a monthly service and/or distribution fee is calculated by the Fund at annual rates of 0.25% and 1.00% of the average daily net assets attributable to Class A shares and Class C shares, respectively, and is paid to Northern Lights Distributors, LLC (the “Distributor”), to provide compensation for ongoing distribution-related activities or services and/or maintenance of the Fund’s shareholder accounts, not otherwise required to be provided by the Adviser. Class I shares do not incur a 12b-1 fee. The Plans are compensation plans, which mean that compensation is provided regardless of 12b-1 expenses incurred. For the six months ended March 31, 2025, the Fund paid $19,457 and $11,337 to the Distributor for Class A and Class C shares, respectively.

Deer Park Total Return Credit Fund
NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)
March 31, 2025

The Distributor acts as the Fund’s principal underwriter in a continuous public offering of the Fund’s shares. On sales of Class A shares for the six months ended March 31, 2025, the Distributor received $1,893 from front-end sales charges of which $299 was retained by the principal underwriter or other affiliated broker-dealers.

In addition, certain affiliates of the Distributor provide ancillary services to the Fund as follows:

Ultimus Fund Solutions, LLC (“UFS”) - UFS, an affiliate of the Distributor, provides administration, fund accounting, and transfer agent services to the Trust. Pursuant to separate servicing agreements with UFS, the Fund pays UFS customary fees for providing administration, fund accounting and transfer agency services to the Fund. Certain officers of the Trust are also officers of UFS, and are not paid any fees directly by the Fund for serving in such capacities.

Northern Lights Compliance Services, LLC (“NLCS”) - NLCS, an affiliate of UFS and the Distributor, provides a Chief Compliance Officer to the Trust, as well as related compliance services, pursuant to a consulting agreement between NLCS and the Trust. Under the terms of such agreement, NLCS receives customary fees from the Fund.

Blu Giant, LLC (“Blu Giant”) - Blu Giant, an affiliate of UFS and the Distributor, provides EDGAR conversion and filing services as well as print management services for the Fund on an ad-hoc basis. For the provision of these services, Blu Giant receives customary fees from the Fund.

5. REVERSE REPURCHASE AGREEMENTS

The Fund is subject to ASC 860, Transfers and Servicing, which requires that all involvements of a transferor with the transferred financial asset be considered in analyzing whether the transferor has surrendered control over the transferred financial asset.

Transactions involving securities repurchase agreements are treated as collateralized borrowings and are recorded at their contracted amounts which approximate fair value. In addition, interest is included in interest payable. As of March 31, 2025, the Fund held no reverse repurchase agreements.

6. CONTROL OWNERSHIP

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a portfolio creates presumption of the control of the portfolio, under section 2(a)(9) of the 1940 Act. As of March 31, 2025, Charles Schwab held 31.5% of the voting securities of the Fund and may be deemed to control the Fund.

Deer Park Total Return Credit Fund
NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)
March 31, 2025

7. DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF CAPITAL

The tax character of distributions paid during the fiscal years ended September 30, 2024, and September 30, 2023, was as follows:

	Fiscal Year Ended	Fiscal Year Ended
	September 30, 2024	September 30, 2023
Ordinary Income	$13,590,639	$23,763,550
Long-Term Capital Gain	—	—
Return of Capital	6,822,136	6,745,469
	$20,412,775	$30,509,019

As of September 30, 2024, the components of accumulated earnings/(deficit) on a tax basis were as follows:

Undistributed	Undistributed	Post October Loss	Capital Loss	Other	Unrealized	Total
Ordinary	Long-Term	and	Carry	Book/Tax	Appreciation/	Distributable Earnings/
Income	Gains	Late Year Loss	Forwards	Differences	(Depreciation)	(Accumulated Deficit)
$—	$—	$(19,314,584)	$(54,143,023)	$—	$(24,950,561)	$(98,408,168)

Capital losses incurred after October 31 within the fiscal year are deemed to arise on the first business day of the following fiscal year for tax purposes. The Fund incurred and elected to defer such capital losses of $19,314,584.

At September 30, 2024, the Fund had capital loss carry forwards for federal income tax purposes available to offset future capital gains, as follows:

Short-Term	Long-Term	Total	CLCF Utilized
$35,383,437	$18,759,586	$54,143,023	$—

As a result of the acquisition of another Fund, $8,245,176 and $17,144,850 of short-term and long-term capital loss carryover, respectively, remains to be recognized in future years. This amount is subject to an annual limitation of $112,216 under tax rules.

8. AGGREGATE UNREALIZED APPRECIATION AND DEPRECIATION – TAX BASIS

At March 31, 2025, the aggregate cost for federal tax purposes (including reverse repurchase agreements), which differs from fair market value by net unrealized appreciation (depreciation) of securities, are as follows:

		Gross	Tax Net
Cost for Federal	Gross Unrealized	Unrealized	Unrealized
Tax purposes	Appreciation	Depreciation	Depreciation
$151,933,561	$15,961,779	$(45,949,764)	$(29,987,985)

Deer Park Total Return Credit Fund
NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)
March 31, 2025

9. SUBSEQUENT EVENTS

Subsequent events after the date of the Statement of Assets and Liabilities have been evaluated through the date the financial statements were issued.

Management has determined that no events or transactions occurred requiring adjustment or disclosure in the financial statements, other than the following:

On April 29, 2025, the Board approved and declared the following distributions:

	Distributions Per Share	Record Date	Payable Date
Class A	0.0482	4/28/2025	4/30/2025
Class C	0.0428	4/28/2025	4/30/2025
Class I	0.0500	4/28/2025	4/30/2025

Deer Park Total Return Credit Fund
Additional Information (Unaudited)
March 31, 2025

Changes in and Disagreements with Accountants

There were no changes in or disagreements with accountants during the period covered by this report.

Proxy Disclosures

Not applicable.

Remuneration Paid to Directors, Officers and Others

Refer to the financial statements included herein.

Statement Regarding Basis for Approval of Investment Advisory Agreement

Not applicable.

PROXY VOTING POLICY

Information regarding how the Fund voted proxies relating to portfolio securities for the most recent twelve month period ended June 30 as well as a description of the policies and procedures that the Fund uses to determine how to vote proxies is available without charge, upon request, by calling 1-888 -868-9501 or by referring to the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

PORTFOLIO HOLDINGS

Funds file a complete schedule of portfolio holdings with the Securities and Exchange Commission (the “SEC”) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT, within sixty days after the end of the period. Form N-PORT reports are available at the SEC’s website at www.sec.gov.

INVESTMENT ADVISER
Princeton Fund Advisors, LLC
1580 Lincoln Street, Suite 680
Denver, CO 80203

INVESTMENT SUB-ADVISER
Deer Park Road Management Company, LP
1195 Bangtail Way
Steamboat Springs, CO 80487

ADMINISTRATOR
Ultimus Fund Solutions, LLC
225 Pictoria Drive, Suite 450
Cincinnati, OH 45246

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies. Not applicable

Item 9. Proxy Disclosures for Open-End Management Investment Companies. Not applicable

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies. Included under Item 7 of this Form.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Not applicable.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 15. Submission of Matters to a Vote of Security Holders.

None

Item 16. Controls and Procedures.

(a)       The registrant’s Principal Executive Officer and Principal Financial Officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures as of a date within 90 days of this report on Form N-CSR.

(b)       There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18. Recovery of Erroneously Awarded Compensation.

(a)       Not applicable.

(b)       Not applicable.

Item 19. Exhibits.

(a)(1) Not applicable.

(a)(2) Not applicable.

(a)(3) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)): Attached hereto. Exhibit 99. CERT

(a)(4) Not applicable.

(b) Certifications required by Rule 30a-2(b) under the Act (17 CFR 270.30a-2(b)): Attached hereto Exhibit 99.906CERT

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Northern Lights Fund Trust

By (Signature and Title)

/s/ Kevin E. Wolf
Kevin E. Wolf, Principal Executive Officer/President

Date	6/9/25

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

/s/ Kevin E. Wolf
Kevin E. Wolf, Principal Executive Officer/President

Date	6/9/25

By (Signature and Title)

/s/ James Colantino
James Colantino, Principal Financial Officer/Treasurer

Date	6/9/25